                                                                       Evergreen

                                                                    Money Market
                                                                        Funds


  July 31, 1998

Semiannual Report

                                                              [ART APPEARS HERE]


[LOGO OF EVERGREEN FUNDS APPEARS HERE]

--------------------------------------------------------------------------------

                               Table of Contents

--------------------------------------------------------------------------------


Letter to Shareholders ...................................................1

Evergreen Money Market Fund
   Fund at a Glance ......................................................2

Evergreen Municipal Money Market
Fund
   Fund at a Glance ......................................................3

Evergreen Pennsylvania Municipal
Money Market Fund
   Fund at a Glance ......................................................4

Evergreen Treasury Money Market
Fund
   Fund at a Glance ......................................................5

Financial Highlights
   Evergreen Money Market Fund ...........................................6
   Evergreen Municipal Money Market Fund .................................8
   Evergreen Pennsylvania Municipal Money
      Market Fund ........................................................9

   Evergreen Treasury Money Market Fund .................................10

Schedule of Investments
   Evergreen Money Market Fund ..........................................11
   Evergreen Municipal Money Market Fund ................................15
   Evergreen Pennsylvania Municipal Money
      Market Fund .......................................................25
   Evergreen Treasury Money Market Fund .................................28

Statements of Assets and Liabilities ....................................30

Statements of Operations ................................................31

Statements of Changes in Net Assets --
   Six Months Ended July 31, 1998 .......................................32
   Five Months Ended January 31, 1998 ...................................33
   Year Ended August 31, 1997 ...........................................33

Combined Notes to Financial
Statements ..............................................................34




--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.




This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                ----------------------------------------------------------------
Mutual Funds:   ARE NOT FDIC INSURED    May lose value . Are not bank guaranteed
                ----------------------------------------------------------------

                           Evergreen Distributor, Inc.
    Evergreen/SM/ is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------

                                 September 1998



[PICTURE OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
Managing Director

Dear Shareholders:

The following report covers the Evergreen Money Market Funds and the six-month period ended July 31, 1998. The Evergreen Money Market Funds continue to provide investors a relatively safe alternative to stock and bond funds.


Market Review

At the writing of this report -- after the six-month period ended July 31, 1998 -- the markets have experienced increased volatility, mainly due to financial and currency crises in the Asian and Russian economies. We encourage investors to remain focused on their long-term goals, and to keep short-term volatility in perspective.

Although no one can accurately predict either the timing or the degree, one thing is certain: the stock market will continue to experience ups and downs. At this time, we still believe the domestic economy is strong with low inflation, low unemployment and moderate, yet sustainable growth. We are confident that the opportunity remains to participate in the continued, dynamic growth of both U.S. and international companies.

Cost Savings

In an effort to achieve efficiencies and cost savings, we have changed the way we mail your funds' information. Wherever possible, we are trying to combine your funds' required mailings so you only receive one per household, based on the registration last name and exact address./1/ This reduces the mailing costs, not to mention the amount of paper needed to print, which in turn benefits your funds by reducing the overall expenses. If you prefer to receive separate copies of reports and prospectuses for each registered holder in your household, please notify us by calling the number on your statement and we will adjust our records accordingly.

Evergreen Service

Evergreen remains committed to providing investment choices which match a range of investment objectives, as well as clear and accurate information on all the Evergreen Funds. We recommend you consult with your financial advisor to evaluate your asset allocation and ensure you are on target with your investment time horizon. If you have any questions or need additional information, please contact one of our service representatives at 800.343.2898. We will be happy to assist you.

Thank you for your continued investment with Evergreen Funds.


Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds


---------
/1/ If you purchased your shares through a financial representative, we may not be able to consolidate your mailings by last name and address, because the brokerage firm controls the mailings.

--------------------------------------------------------------------------------
                                   EVERGREEN
                               Money Market Fund
--------------------------------------------------------------------------------
                      Fund at a Glance as of July 31, 1998

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]

                        Commercial Paper -- 45.8%
                        Corp. Notes/Bonds -- 33.7%
                        Certificates of Deposit -- 7.9%
                        Funding Agreement -- 7.1%
                        Taxable Municipals -- 3.0%
                        U.S. Government Agency
                        and other investments -- 2.5%


                                   Portfolio
                                  Management
                                --------------

                    [PICTURE OF KELLIE ALLEN APPEARS HERE]

                                 Kellie Allen
                              Tenure: March 1991


                   [PICTURE OF BRYAN K. WHITE APPEARS HERE]

                                Bryan K. White
                             Tenure: December 1997



--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                        Class A   Class B    Class C    Class Y
Inception Date                          1/4/95    1/26/95     8/1/97    11/2/87
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                  n/a      -0.69%      3.31%       n/a
 ................................................................................
1 year w/o sales charge                  5.04%      4.31%      4.31%      5.36%
 ................................................................................
5 years                                    --         --         --       4.92%
 ................................................................................
10 years                                   --         --         --       5.77%
 ................................................................................
Since Inception                          3.66%      3.57%      3.31%      5.86%
 ................................................................................
Maximum Sales Charge                      n/a       5.00%      1.00%       n/a
                                                    CDSC       CDSC
 ................................................................................
7-day annualized yield                   4.89%      4.19%      4.19%      5.19%
 ................................................................................
30-day annualized yield                  4.87%      4.17%      4.17%      5.17%
 ................................................................................
6-month distributions                   $0.02      $0.02       $0.02     $0.03
 ................................................................................
* Adjusted for maximum sales charge.

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                   Class A          Class B           Class C          Class Y
2/28/98             4.93%            4.23%             4.23%            5.23%
3/31/98             4.91%            4.21%             4.21%            5.21%
4/30/98             4.88%            4.18%             4.18%            5.18%
5/31/98             4.89%            4.19%             4.19%            5.19%
6/30/98             4.90%            4.20%             4.20%            5.20%
7/31/98             4.89%            4.19%             4.19%            5.19%




        Total Net Assets:  $5,436,115,718
        Average Maturity:  61 days


An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Municipal Money Market Fund
--------------------------------------------------------------------------------
                      Fund at a Glance as of July 31, 1998

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]

                     Variable Rate Demand Notes -- 77.3%
                     Put Bonds -- 16.3%
                     Commercial Paper -- 2.9%
                     Anticipation Notes -- 1.7%
                     Bonds -- 1.5%
                     Mutual Fund Shares -- 0.3%


                                   Portfolio
                                  Management
                                --------------

                  [PICTURE OF STEVEN C. SHACHAT APPEARS HERE]

                               Steven C. Shachat
                             Tenure: November 1988


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                     Class A         Class Y
Inception Date                                       1/5/95          11/2/88
 ................................................................................
Average Annual Returns
 ................................................................................
1 year                                               3.20%             3.51
 ................................................................................
5 years                                                --              3.30
 ................................................................................
Since Inception                                      3.96%             4.07
 ................................................................................
7-day annualized yield                               3.06%             3.36
 ................................................................................
30-day annualized yield                              2.97%             3.27
 ................................................................................
6-month distributions                               $0.02             $0.02
 ................................................................................


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                 Class A           Class Y
               2/28/98            3.04%             3.34%
               3/31/98            3.19%             3.48%
               4/30/98            3.73%             4.04%
               5/31/98            3.34%             3.64%
               6/30/98            3.16%             3.46%
               7/31/98            3.08%             3.36%





        Total Net Assets:  $1,364,854,308
        Average Maturity: 23 days


An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN
                   Pennsylvania Municipal Money Market Fund
--------------------------------------------------------------------------------
                      Fund at a Glance as of July 31, 1998

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]

                        Variable Rate Notes -- 72.8%

                        Revenue & General
                        Obligation Bonds -- 23.0%

                        Other -- 4.2%


                                   Portfolio
                                  Management
                                --------------

                  [PICTURE OF STEVEN C. SHACHAT APPEARS HERE]

                               Steven C. Shachat
                               Tenure:  May 1998


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                   Class A           Class Y
Inception Date                                     8/22/95           8/15/91
 ................................................................................
Average Annual Returns
 ................................................................................
1 year                                              3.12%             3.23%
 ................................................................................
5 years                                               --              3.04%
 ................................................................................
Since Inception                                     2.98%             3.01%
 ................................................................................
7-day annualized yield                              3.02%             3.12%
 ................................................................................
30-day annualized yield                             2.88%             2.98%
 ................................................................................
6-month distributions                              $0.02             $0.02
 ................................................................................


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                  Class A            Class Y
               2/28/98             2.86%              2.96%
               3/31/98             3.17%              3.28%
               4/30/98             3.57%              3.67%
               5/31/98             3.17%              3.27%
               6/30/98             3.07%              3.17%
               7/31/98             3.02%              3.12%



        Total Net Assets:  $82,100,293
        Average Maturity:  38 days


An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Treasury Money Market Fund
--------------------------------------------------------------------------------
                      Fund at a Glance as of July 31, 1998


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]

                        Repurchase Agreements -- 79.6%
                        U.S. Treasury Note -- 20.2%
                        Mutual Fund Shares -- 0.2%


                                   Portfolio
                                  Management
                                --------------

                    [PICTURE OF KELLIE ALLEN APPEARS HERE]

                                 Kellie Allen
                              Tenure: March 1991


                   [PICTURE OF BRYAN K. WHITE APPEARS HERE]

                                Bryan K. White
                             Tenure: December 1997


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                  Class A            Class Y
Inception Date                                     3/6/91            3/6/91
 ................................................................................
Average Annual Returns
 ................................................................................
1 year                                              5.01%             5.33%
 ................................................................................
5 years                                             4.57%             4.88%
 ................................................................................
Since Inception                                     4.36%             4.66%
 ................................................................................
7-day annualized yield                              4.91%             5.22%
 ................................................................................
30-day annualized yield                             4.86%             5.16%
 ................................................................................
6-month distributions                              $0.02             $0.03
 ................................................................................


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                 Class A             Class Y
               2/28/98            4.95%              5.25%
               3/31/98            4.92%              5.22%
               4/30/98            4.79%              5.09%
               5/31/98            4.89%              5.20%
               6/30/98            4.95%              5.25%
               7/31/98            4.91%              5.22%


        Total Net Assets: $4,138,358,119
        Average Maturity:  39 days


An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                               Money Market Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                            Six Months                                                   January 4, 1995
                               Ended          Five Months      Year Ended August 31,     (Commencement of
                           July 31, 1998         Ended         ----------------------  Class Operations) to
                            (Unaudited)   January 31, 1998 (c)    1997        1996       August 31, 1995
 CLASS A SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD         $ 1.00             $ 1.00        $     1.00  $     1.00         $1.00
                              ------             ------        ----------  ----------         -----
 ..............................................................................................................
 Net investment income          0.02               0.02              0.05        0.05          0.03
 ..............................................................................................................
 Less dividends (from net
  investment income)           (0.02)             (0.02)            (0.05)      (0.05)        (0.03)
                              ------             ------        ----------  ----------         -----
 ..............................................................................................................
 NET ASSET VALUE, END OF
  PERIOD                      $ 1.00             $ 1.00        $     1.00  $     1.00         $1.00
                              ------             ------        ----------  ----------         -----
 ..............................................................................................................
 TOTAL RETURN                   2.46%              2.08%             4.95%       5.05%         3.53%
 ..............................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..............................................................................................................
 NET ASSETS, END OF
  PERIOD (MILLIONS)           $3,823             $2,910        $    2,803  $    1,755         $ 685
 ..............................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       0.86%(a)           0.89%(a)          0.79%       0.75%         0.81%(a)
 ..............................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                      0.86%(a)           0.89%(a)          0.79%         --            --
 ..............................................................................................................
 Expenses, excluding
  waivers and/or
  reimbursements                0.86%(a)           0.89%(a)          0.88%       0.89%         1.02%(a)
 ..............................................................................................................
 Net income                     4.89%(a)           4.91%(a)          4.87%       4.86%         5.26%(a)
 ..............................................................................................................


                            Six Months                                                   January 26, 1995
                               Ended          Five Months      Year Ended August 31,     (Commencement of
                           July 31, 1998         Ended         ----------------------  Class Operations) to
                            (Unaudited)   January 31, 1998 (c)    1997        1996       August 31, 1995
 CLASS B SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD         $ 1.00             $ 1.00        $     1.00  $     1.00         $1.00
                              ------             ------        ----------  ----------         -----
 ..............................................................................................................
 Net investment income          0.02               0.02              0.04        0.04          0.03
 ..............................................................................................................
 Less dividends (from net
  investment income)           (0.02)             (0.02)            (0.04)      (0.04)        (0.03)
                              ------             ------        ----------  ----------         -----
 ..............................................................................................................

 NET ASSET VALUE, END OF
  PERIOD                      $ 1.00             $ 1.00        $     1.00  $     1.00         $1.00
                              ------             ------        ----------  ----------         -----
 ..............................................................................................................
 TOTAL RETURN (B)               2.11%              1.78%             4.22%       4.31%         2.78%
 ..............................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..............................................................................................................
 NET ASSETS, END OF
  PERIOD (MILLIONS)           $   53             $   25        $       23  $       10         $   8
 ..............................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       1.57%(a)           1.59%(a)          1.49%       1.45%         1.51%(a)
 ..............................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                      1.56%(a)           1.59%(a)          1.49%         --            --
 ..............................................................................................................
 Expenses, excluding
  waivers and/or
  reimbursements                1.57%(a)           1.59%(a)          1.55%       1.59%         2.39%(a)
 ..............................................................................................................
 Net income                     4.28%(a)           4.22%(a)          4.16%       4.18%         4.54%(a)
 ..............................................................................................................

(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  The Fund changed its fiscal year end from August 31 to January 31.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                            Six Months                            August 1, 1997
                               Ended          Five Months        (Commencement of
                           July 31, 1998         Ended         Class Operations) to
                            (Unaudited)   January 31, 1998 (d)   August 31, 1997
 CLASS C SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD         $ 1.00             $ 1.00               $1.00
                              ------             ------               -----
 ..................................................................................
 Net investment income          0.02               0.02                   0(e)
 ..................................................................................
 Less dividends (from net
  investment income)           (0.02)             (0.02)                  0(e)
                              ------             ------               -----
 ..................................................................................
 NET ASSET VALUE, END OF
  PERIOD                      $ 1.00             $ 1.00               $1.00
                              ------             ------               -----
 ..................................................................................
 TOTAL RETURN (B)               2.11%              1.78%               0.37%
 ..................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..................................................................................
 NET ASSETS, END OF
  PERIOD (MILLIONS)           $    7             $    2               $   5
 ..................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       1.56%(a)           1.59%(a)            1.67%(a)
 ..................................................................................
 Expenses, excluding
  indirectly paid
  expenses                      1.55%(a)           1.59%(a)            1.66%(a)
 ..................................................................................
 Expenses, excluding
  waivers and/or
  reimbursements                1.56%(a)           1.59%(a)            1.69%(a)
 ..................................................................................
 Net income                     4.19%(a)           4.20%(a)            4.42%(a)

                            Six Months
                               Ended          Five Months       Year Ended August 31,         Ten Months            Year
                           July 31, 1998         Ended         -------------------------         Ended             Ended
                            (Unaudited)   January 31, 1998 (d)  1997     1996     1995    August 31, 1994 (c) October 31, 1993
 ..............................................................................................................................
 CLASS Y SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD         $ 1.00             $ 1.00        $  1.00  $  1.00  $  1.00        $ 1.00             $ 1.00
                              ------             ------        -------  -------  -------        ------             ------
 ..............................................................................................................................
 Net investment income          0.03               0.02           0.05     0.05     0.05          0.03               0.03
 ..............................................................................................................................
 Less dividends (from net
  investment income)           (0.03)             (0.02)         (0.05)   (0.05)   (0.05)        (0.03)             (0.03)
                              ------             ------        -------  -------  -------        ------             ------
 ..............................................................................................................................
 NET ASSET VALUE, END OF
  PERIOD                      $ 1.00             $ 1.00        $  1.00  $  1.00  $  1.00        $ 1.00             $ 1.00
                              ------             ------        -------  -------  -------        ------             ------
 ..............................................................................................................................
 TOTAL RETURN                   2.62%              2.21%          5.27%    5.36%    5.38%         2.92%              3.23%
 ..............................................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..............................................................................................................................
 NET ASSETS, END OF
  PERIOD (MILLIONS)           $1,553             $  610        $   635  $   671  $   283        $  273             $  299
 ..............................................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       0.56%(a)           0.59%(a)       0.48%    0.45%    0.53%         0.32%(a)           0.39%
 ..............................................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                      0.55%(a)           0.59%(a)       0.48%      --       --            --                 --
 ..............................................................................................................................
 Expenses, excluding
  waivers and/or
  reimbursements                0.56%(a)           0.59%(a)       0.54%    0.59%    0.73%         0.71%(a)           0.71%
 ..............................................................................................................................
 Net income                     5.18%(a)           5.22%(a)       5.13%    5.16%    5.26%         3.46%(a)           3.19%
 ..............................................................................................................................

(a) Annualized.
(b) Excluding applicable sales charges.
(c) The Fund changed its fiscal year end from October 31 to August 31.
(d) The Fund changed its fiscal year end from August 31 to January 31.
(e) Represents an amount less than $0.01 per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Municipal Money Market Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                            Six Months                        Year Ended      January 5, 1995
                               Ended         Five Months      August 31,      (Commencement of
                           July 31, 1998        Ended         ------------  Class Operations) to
                            (Unaudited)  January 31, 1998 (b) 1997   1996     August 31, 1995
 CLASS A SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD          $1.00            $1.00         $1.00  $1.00         $1.00
                               -----            -----         -----  -----         -----
 .........................................................................
 Net investment income          0.02             0.01          0.03   0.03          0.02
 .........................................................................
 Less dividends (from net
  investment income)           (0.02)           (0.01)        (0.03) (0.03)        (0.02)
                               -----            -----         -----  -----         -----
 .........................................................................
 NET ASSET VALUE, END OF
  PERIOD                       $1.00            $1.00         $1.00  $1.00         $1.00
                               -----            -----         -----  -----         -----
 .........................................................................
 TOTAL RETURN                   1.57%            1.34%         3.13%  3.22%         2.24%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS, END OF
  PERIOD (MILLIONS)            $ 776            $ 672         $ 667  $ 661         $ 555
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       0.87%(a)         0.88%(a)      0.83%  0.79%         0.78%(a)
 .........................................................................
 Expenses, excluding
  indirectly paid
  expenses                      0.87%(a)         0.88%(a)      0.83%    --            --
 .........................................................................
 Expenses, excluding
  waivers and/or
  reimbursements                0.87%(a)         0.88%(a)      0.86%  0.90%         0.90%(a)
 .........................................................................
 Net income                     3.12%(a)         3.18%(a)      3.09%  3.14%         3.28%(a)
 .........................................................................


                            Six Months
                               Ended         Five Months          Year Ended August 31,
                           July 31, 1998        Ended         ---------------------------------
                            (Unaudited)  January 31, 1998 (b) 1997   1996   1995   1994   1993
 CLASS Y SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD          $1.00            $1.00         $1.00  $1.00  $1.00  $1.00  $1.00
                               -----            -----         -----  -----  -----  -----  -----
 .........................................................................
 Net investment income          0.02             0.01          0.03   0.03   0.04   0.02   0.03
 .........................................................................
 Less dividends (from net
  investment income)           (0.02)           (0.01)        (0.03) (0.03) (0.04) (0.02) (0.03)
                               -----            -----         -----  -----  -----  -----  -----
 .........................................................................
 NET ASSET VALUE, END OF
  PERIOD                       $1.00            $1.00         $1.00  $1.00  $1.00  $1.00  $1.00
                               -----            -----         -----  -----  -----  -----  -----
 .........................................................................
 TOTAL RETURN                   1.72%            1.47%         3.44%  3.53%  3.59%  2.50%  2.61%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS, END OF
  PERIOD (MILLIONS)            $ 589            $ 386         $ 378  $ 617  $ 421  $ 402  $ 401
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       0.57%(a)         0.58%(a)      0.53%  0.49%  0.50%  0.34%  0.34%
 .........................................................................
 Expenses, excluding
  indirectly paid
  expenses                      0.57%(a)         0.58%(a)      0.53%    --     --     --     --
 .........................................................................
 Expenses, excluding
  waivers and/or
  reimbursements                0.57%(a)         0.58%(a)      0.55%  0.60%  0.63%  0.64%  0.63%
 .........................................................................
 Net income                     3.41%(a)         3.46%(a)      3.37%  3.44%  3.53%  2.47%  2.58%
 .........................................................................

(a) Annualized.
(b) The Fund changed its fiscal year end from August 31 to January 31.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                   Pennsylvania Municipal Money Market Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                            Six Months                                                              August 22, 1995
                               Ended         Five Months                          Six Months        (Commencement of
                           July 31, 1998        Ended           Year Ended           Ended        Class Operations) to
                            (Unaudited)  January 31, 1998 (c) August 31, 1997 August 31, 1996 (b)  February 29, 1996
 CLASS A SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD          $1.00            $ 1.00            $ 1.00            $ 1.00               $ 1.00
                               -----            ------            ------            ------               ------
 .......................................................................................................................
 Net investment income          0.02              0.01              0.03              0.01                 0.02
 .......................................................................................................................
 Less dividends (from net
  investment income)           (0.02)            (0.01)            (0.03)            (0.01)               (0.02)
                               -----            ------            ------            ------               ------
 .......................................................................................................................
 NET ASSET VALUE, END OF
  PERIOD                       $1.00            $ 1.00            $ 1.00            $ 1.00               $ 1.00
                               -----            ------            ------            ------               ------
 .......................................................................................................................
 TOTAL RETURN                   1.51%             1.34%             3.05%             1.49%                1.72%
 .......................................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .......................................................................................................................
 NET ASSETS, END OF
  PERIOD (MILLIONS)            $  50            $   37            $   36            $   22               $    4
 .......................................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       0.65%(a)          0.61%(a)          0.60%             0.55%(a)             0.47%(a)
 .......................................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                      0.64%(a)          0.61%(a)          0.60%               --                   --
 .......................................................................................................................
 Expenses, excluding
  waivers and/or
  reimbursements                0.87%(a)          0.87%(a)          0.89%             0.96%(a)             1.08%(a)
 .......................................................................................................................
 Net income                     3.00%(a)          3.15%(a)          3.01%             2.97%(a)             3.14%(a)
 .......................................................................................................................

                         Six Months
                            Ended         Five Months                          Six Months      Year Ended February 28,
                        July 31, 1998        Ended           Year Ended           Ended        --------------------------
                         (Unaudited)  January 31, 1998 (c) August 31, 1997 August 31, 1996 (b) 1996   1995   1994   1993
 CLASS Y SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD       $1.00            $1.00              $1.00             $1.00        $1.00  $1.00  $1.00  $1.00
                            -----            -----              -----             -----        -----  -----  -----  -----
 ...........................................................................................................................
 Net investment income       0.02             0.01               0.03              0.01         0.03   0.03   0.02   0.03
 ...........................................................................................................................
 Less dividends (from
  net investment
  income)                   (0.02)           (0.01)             (0.03)            (0.01)       (0.03) (0.03) (0.02) (0.03)
                            -----            -----              -----             -----        -----  -----  -----  -----
 ...........................................................................................................................
 NET ASSET VALUE, END
  OF PERIOD                 $1.00            $1.00              $1.00             $1.00        $1.00  $1.00  $1.00  $1.00
                            -----            -----              -----             -----        -----  -----  -----  -----
 ...........................................................................................................................
 TOTAL RETURN                1.56%            1.38%              3.15%             1.51%        3.55%  2.81%  2.10%  2.68%
 ...........................................................................................................................
 RATIOS/SUPPLEMENTAL
  DATA
 ...........................................................................................................................
 NET ASSETS, END OF
  PERIOD (MILLIONS)         $  32            $  33              $  32             $  48        $  83  $  44  $  14  $  16
 ...........................................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                    0.55%(a)         0.51%(a)           0.50%             0.50%(a)     0.37%  0.33%  0.47%  0.35%
 ...........................................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                   0.54%(a)         0.51%(a)           0.50%               --           --     --     --     --
 ...........................................................................................................................
 Expenses, excluding
  waivers and/or
  reimbursements             0.57%(a)         0.58%(a)           0.60%             0.66%(a)     0.73%  1.05%  1.26%  1.07%
 ...........................................................................................................................
 Net income                  3.10%(a)         3.26%(a)           3.10%             2.92%(a)     3.42%  3.09%  2.10%  2.62%
 ...........................................................................................................................

(a)   Annualized.
(b)   The Fund changed its fiscal year end from February 29 to August 31.
(c)   The Fund changed its fiscal year end from August 31 to January 31.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Treasury Money Market Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                            Six Months                          Year Ended                          Year Ended
                               Ended          Five Months       August 31,        Eight Months     December 31,
                           July 31, 1998         Ended         --------------         Ended        --------------
                            (Unaudited)   January 31, 1998 (c)  1997    1996   August 31, 1995 (b)  1994    1993
 CLASS A SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD         $ 1.00             $ 1.00        $ 1.00  $ 1.00        $ 1.00        $ 1.00  $ 1.00
                              ------             ------        ------  ------        ------        ------  ------
 .......................................................................................................................
 Net investment income          0.02               0.02          0.05    0.05          0.03          0.04    0.03
 .......................................................................................................................
 Less dividends (from net
  investment income)           (0.02)             (0.02)        (0.05)  (0.05)        (0.03)        (0.04)  (0.03)
                              ------             ------        ------  ------        ------        ------  ------
 .......................................................................................................................
 NET ASSET VALUE, END OF
  PERIOD                      $ 1.00             $ 1.00        $ 1.00  $ 1.00        $ 1.00        $ 1.00  $ 1.00
                              ------             ------        ------  ------        ------        ------  ------
 .......................................................................................................................
 TOTAL RETURN                   2.45%              2.07%         4.82%   4.98%         3.58%         3.75%   2.73%
 .......................................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .......................................................................................................................
 NET ASSETS, END OF
  PERIOD (MILLIONS)           $2,979             $2,616        $2,485  $2,608        $1,178        $  755  $  261
 .......................................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       0.73%(a)           0.73%(a)      0.72%   0.69%         0.63%(a)      0.50%   0.48%
 .......................................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                      0.73%(a)           0.73%(a)      0.72%     --            --            --      --
 .......................................................................................................................
 Expenses, excluding
  waivers and/or
  reimbursements                0.73%(a)           0.73%(a)      0.72%   0.77%         0.79%(a)      0.78%   0.82%
 .......................................................................................................................
 Net income                     4.86%(a)           4.89%(a)      4.73%   4.76%         5.30%(a)      3.91%   2.70%
 .......................................................................................................................

                            Six Months                          Year Ended                          Year Ended
                               Ended          Five Months       August 31,        Eight Months     December 31,
                           July 31, 1998         Ended         --------------         Ended        --------------
                            (Unaudited)   January 31, 1998 (c)  1997    1996   August 31, 1995 (b)  1994    1993
 CLASS Y SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD         $ 1.00             $ 1.00        $ 1.00  $ 1.00        $ 1.00        $ 1.00  $ 1.00
                              ------             ------        ------  ------        ------        ------  ------
 Less dividends (from net
  investment income)           (0.03)             (0.02)        (0.05)  (0.05)        (0.04)        (0.04)  (0.03)
                              ------             ------        ------  ------        ------        ------  ------
 .......................................................................................................................
 Net investment income          0.03               0.02          0.05    0.05          0.04          0.04    0.03
 .......................................................................................................................
 NET ASSET VALUE, END OF
  PERIOD                      $ 1.00             $ 1.00        $ 1.00  $ 1.00        $ 1.00        $ 1.00  $ 1.00
                              ------             ------        ------  ------        ------        ------  ------
 .......................................................................................................................
 .......................................................................................................................
 TOTAL RETURN                   2.60%              2.20%         5.14%   5.29%         3.78%         4.06%   3.04%
 .......................................................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .......................................................................................................................
 NET ASSETS, END OF
  PERIOD (MILLIONS)           $1,160             $  572        $  547  $  760        $  277        $  163  $  366
 .......................................................................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                       0.43%(a)           0.43%(a)      0.42%   0.39%         0.33%(a)      0.20%   0.18%
 .......................................................................................................................
 Expenses, excluding
  indirectly paid
  expenses                      0.43%(a)           0.43%(a)      0.42%     --            --            --      --
 .......................................................................................................................
 Expenses, excluding
  waivers and/or
  reimbursements                0.43%(a)           0.43%(a)      0.43%   0.47%         0.49%(a)      0.48%   0.52%
 .......................................................................................................................
 Net income                     5.16%(a)           5.19%(a)      5.02%   5.12%         5.60%(a)      3.78%   3.00%
 .......................................................................................................................

(a)  Annualized.
(b)  The Fund changed its fiscal year end from December 31 to August 31.
(c)  The Fund changed its fiscal year end from August 31 to January 31.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Fund

                            SCHEDULE OF INVESTMENTS
                           July 31, 1998 (Unaudited)

  Principal
    Amount                                                            Value

 BANKERS' ACCEPTANCES - 0.1% (COST $4,998,462)
  $ 5,000,000 Barclays Bank,
               5.645%, 3/2/99...................................   $  4,998,462
                                                                   ------------
 CERTIFICATES OF DEPOSIT - 7.8%
   50,000,000 Bank of Nova Scotia,
               5.81%, 8/5/98....................................     49,999,843
   50,000,000 Banque National de Paris (New York), 5.69%,
               2/26/99..........................................     50,000,000
   25,000,000 Bayerische Vereinsbank AG (New York),
               5.71%, 2/26/99...................................     25,000,000
   50,000,000 Credit Suisse First Boston, Inc.,
               5.70%, 12/14/98..................................     50,000,000
              Deutsche Bank:
    5,000,000 5.84%, 10/14/98...................................      4,999,409
    9,250,000 5.94%, 10/22/98...................................      9,249,205
   50,000,000 National Bank of Canada (New York), 5.93%,
               9/14/98..........................................     49,997,120
   30,000,000 Rabobank Nederland, N.V.,
               5.75%, 4/27/99...................................     29,989,414
              Societe Generale (New York):
    5,000,000 5.80%, 4/1/99.....................................      4,999,362
   25,000,000 5.97%, 9/15/98....................................     25,002,991
   50,000,000 Standard Chartered Bank,
               5.95%, 10/19/98..................................     49,998,966
   50,000,000 Svenska Handlesbanken, Inc.,
               5.96%, 8/13/98...................................     49,999,372
              Swiss Bank (New York):
   12,000,000 5.65%, 3/5/99.....................................     11,996,598
   10,000,000 5.825%, 10/2/98...................................      9,999,322
    5,000,000 5.852%, 11/20/98..................................      4,999,564
                                                                   ------------
              Total Certificates of Deposit
               (cost $426,231,166)..............................    426,231,166
                                                                   ------------
 COMMERCIAL PAPER* - 45.2%
              AUTOMOTIVE EQUIPMENT & MANUFACTURING - 2.1%
              Mitsubishi Motors Credit
               of America, Inc.:
   25,000,000 5.65%, 8/6/98.....................................     24,980,382
   35,000,000 5.68%, 8/4/98.....................................     34,983,433
              (LOC: Norinchukin Bank):
   25,000,000 5.65%, 8/5/98.....................................     24,984,306
   30,000,000 5.68%, 8/6/98.....................................     29,976,333
                                                                   ------------
                                                                    114,924,454
                                                                   ------------
              BANKS - 1.4%
    7,582,000 Bank One Corp.,
               5.60%, 8/21/98...................................      7,558,791
    5,000,000 National Westminster Bank,
               5.83%, 10/14/98..................................      4,999,612
   12,850,000 NationsBank, N.A.,
               5.55%, 2/11/99...................................     12,846,723
   55,000,000 Unibanco Uniao de Bancos,
               5.49%, 4/16/99...................................     52,836,025
                                                                   ------------
                                                                     78,241,151
                                                                   ------------
              CHEMICAL & AGRICULTURAL
               PRODUCTS - 0.4%
              DuPont Corp.:
 $ 10,000,000 5.53%, 8/4/98......................................   $  9,990,800
   10,000,000 5.56%, 8/14/98.....................................      9,980,139
                                                                    ------------
                                                                      19,970,939
                                                                    ------------
              COMMERCIAL SERVICES - 1.1%
   60,000,000 PHH Corp.,
               5.86%, 7/26/99....................................     60,002,817
                                                                    ------------
              FINANCE & INSURANCE - 33.3%
              Aetna Services, Inc.:
   60,000,000 5.56%, 9/8/98......................................     59,647,867
   35,000,000 5.57%, 8/18/98.....................................     34,907,940
   62,300,000 Asset Backed Capital Finance, Inc.,
               5.57%, 8/17/98....................................     62,145,773
   20,000,000 Bank One Funding Corp.,
               5.60%, 8/19/98....................................     19,944,900
              Banner Receivables Corp.,
              (LOC: Republic Bank):
   34,733,000 5.67%, 9/9/98......................................     34,519,652
   53,859,000 5.68%, 8/13/98.....................................     53,757,027
   24,567,000 5.70%, 8/4/98......................................     24,555,331
   45,853,000 5.70%, 8/7/98......................................     45,809,440
   42,790,000 5.70%, 8/20/98.....................................     42,661,273
   19,610,000 5.70%, 9/15/98.....................................     19,470,279
   78,767,000 Barton Capital Corp.,
               5.70%, 8/4/98.....................................     78,729,586
              Broadway Capital Corp.:
   15,223,000 5.68%, 8/20/98.....................................     15,177,365
   62,797,000 5.70%, 8/3/98......................................     62,777,114
   18,985,000 5.71%, 8/3/98......................................     18,978,978
   45,057,000 5.75%, 8/4/98......................................     45,035,410
   10,000,000 CDC Capital Corp.,
               5.57%, 8/21/98....................................      9,969,445
              Ciesco Corp.:
   10,000,000 5.61%, 9/9/98......................................      9,940,417
   25,000,000 5.63%, 9/18/98.....................................     24,816,666
  140,000,000 Countrywide Funding Corp.,
               5.60%, 8/5/98.....................................    139,912,889
   20,000,000 First Chicago Corp.,
               5.55%, 8/28/98....................................     19,917,200
              Gotham Funding Corp.,
               (LOC: Republic Bank):
   30,000,000 5.67%, 8/20/98.....................................     29,910,225
   30,000,000 5.67%, 9/9/98......................................     29,815,725
   40,000,000 5.68%, 9/2/98......................................     39,798,044
   64,742,000 5.70%, 8/7/98......................................     64,680,495
   13,810,000 5.73%, 8/3/98......................................     13,805,604
   25,246,000 Greenwich Funding Corp.,
               5.54%, 8/3/98.....................................     25,238,230
              Merrill Lynch & Co., Inc.:
   10,000,000 5.59%, 8/5/98......................................      9,993,911
   20,000,000 5.65%, 9/21/98.....................................     19,843,600
   50,000,000 Mont Blanc Capital Corp.,
               5.55%, 8/21/98....................................     49,845,833

                                   EVERGREEN
                               Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
    Amount                                                             Value

 COMMERCIAL PAPER - CONTINUED
              FINANCE & INSURANCE - CONTINUED
 $ 59,883,000 Monte Rosa Capital Corp.,
               5.60%, 8/28/98...................................   $  59,631,491
    5,000,000 National Australia Funding,
               5.57%, 8/14/98...................................       4,990,051
              Old Line Funding Corp.,
               (LOC: Dai-Ichi Kangyo Bank, Ltd.):
   64,352,000 5.55%, 8/13/98....................................      64,232,949
   58,000,000 5.57%, 8/12/98....................................      57,901,287
  111,080,000 5.58%, 8/17/98....................................     110,804,522
   50,000,000 Orix America, Inc.,
               (LOC: Norinchukin Bank),
              5.888%, 10/23/98..................................      50,000,000
   26,445,000 Park Avenue Receivables Corp.,
               5.55%, 8/21/98...................................      26,363,461
   36,425,000 Progress Funding Corp.,
               (LOC: Sumitomo Bank),
              5.65%, 8/19/98....................................      36,322,099
   20,000,000 Prudential Finance Corp.,
               5.60%, 8/19/98...................................      19,944,900
              Receivables Capital Corp.:
   68,248,000 5.54%, 8/25/98....................................      67,995,937
   28,615,000 5.55%, 8/25/98....................................      28,509,125
   10,000,000 Rhyan Fundings LLC,
               5.64%, 8/6/98....................................      10,000,000
    2,500,000 Salomon, Inc.,
               5.50%, 1/15/99...................................       2,498,908
    7,459,000 Teco Finance, Inc.,
               5.58%, 8/18/98...................................       7,439,592
              Thames Asset Global Securitization, Inc.:
   50,000,000 5.54%, 9/8/98.....................................      49,707,611
   33,629,000 5.57%, 8/7/98.....................................      33,597,781
              Toshiba Capital, Ltd.:
   11,800,000 5.62%, 8/14/98....................................      11,776,053
   10,200,000 5.65%, 9/18/98....................................      10,123,160
   50,466,000 Wood Street Funding Corp.,
               (LOC: Royal Bank of Canada),
              5.56%, 8/3/98.....................................      50,450,412
                                                                   -------------
                                                                   1,807,895,558
                                                                   -------------
              FOOD & BEVERAGE PRODUCTS - 0.3%
   18,550,000 Campbell Soup Co.,
               5.69%, 10/5/98...................................      18,369,138
                                                                   -------------
              HOLDING COMPANIES - 4.4%
              KZH Corp.:
   61,328,000 (ING 2 Project),
              5.55%, 9/30/98....................................      60,760,716
   10,203,000 (Pamco Project),
              5.56%, 12/4/98....................................      10,006,026
              KZH Holding Corp. III:
   15,338,000 5.56%, 12/4/98....................................      15,041,891
   30,000,000 5.57%, 8/14/98....................................      29,939,658
   84,638,000 5.57%, 8/17/98....................................      84,428,474
   39,162,000 5.60%, 8/28/98....................................      38,997,520
                                                                   -------------
                                                                     239,174,285
                                                                   -------------
              INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 0.7%
 $ 40,000,000 Johnson Controls, Inc.,
              5.57%, 8/14/98...................................   $   39,919,544
                                                                  --------------
              PHARMACEUTICALS - 0.1%
    5,000,000 Merck & Co., Inc.,
              5.25%, 12/22/98..................................        4,986,675
                                                                  --------------
              TELECOMMUNICATION SERVICES & EQUIPMENT - 1.4%
   75,000,000 GTE Corp.,
              5.55%, 8/4/98....................................       74,965,312
                                                                  --------------
              Total Commercial Paper
               (cost $2,458,449,873)...........................    2,458,449,873
                                                                  --------------
 CORPORATE BONDS & NOTES - 33.2%
              Abbey National Treasury Services, PLC, MTN:
   15,000,000 5.59%, 2/3/99....................................       14,996,331
   25,000,000 5.72%, 1/29/99...................................       25,000,000
   50,000,000 5.72%, 2/26/99...................................       50,000,000
    4,927,000 Associates Corp. of North America,
              7.50%, 5/15/99...................................        4,985,706
   25,000,000 BankBoston Corp.,
              5.90%, 8/7/98....................................       25,000,000
   50,000,000 Bankers Trust Corp., (New York), MTN,
              5.77%, 2/3/99....................................       50,000,000
   15,000,000 Beneficial Corp., MTN,
              8.10%, 11/23/98..................................       15,108,274
   20,000,000 Beta Finance, Inc.,
              5.69%, 3/5/99....................................       20,000,000
   70,000,000 Bravo Trust Series,
              5.738%, 10/15/98 (a).............................       70,000,107
   50,000,000 Caterpillar Financial Services, Inc., FRN,
              5.618%, 10/7/98..................................       49,975,849
   15,000,000 CC USA, Inc.,
              5.71%, 3/30/99...................................       15,000,000
              Centauri Finance Corp., FRN:
  100,000,000 5.603%, 8/4/98...................................      100,000,000
   10,000,000 5.606%, 8/28/98..................................       10,000,000
   29,200,000 Chrysler Financial Corp., MTN,
              5.97%, 12/14/98..................................       29,226,925
    5,000,000 CIT Group Holdings, Inc., MTN,
              6.375%, 5/21/99..................................        5,021,028
    9,060,000 Commercial Credit Group, Inc.,
              10.00%, 5/1/99...................................        9,329,331
   60,000,000 Credit Suisse First Boston, Inc., MTN,
              5.703%, 8/4/98...................................       60,000,000
   29,250,000 Dean Witter Discover & Co.,
              5.523%, VRDN.....................................       29,251,507
    6,000,000 Discover Credit Corp., MTN,
              8.38%, 5/4/99....................................        6,108,605

                                   EVERGREEN
                               Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
    Amount                                                             Value

 CORPORATE BONDS & NOTES - CONTINUED
 $ 10,000,000 Empress River Casino Finance Corp.,
              10.75%, 4/1/99......................................  $ 10,826,949
    4,249,000 Exxon Capital Corp.,
              8.00%, 10/2/98......................................     4,262,920
              Finova Capital Corp., MTN:
    5,850,000 6.38%, 4/15/99......................................     5,871,877
    5,350,000 6.38%, 4/15/99......................................     5,370,008
              Ford Motor Credit Corp.:
    1,000,000 5.625%, 12/15/98....................................     1,000,044
    5,675,000 8.875%, 6/15/99.....................................     5,817,048
   15,000,000 FRN,
              5.70%, 9/23/98......................................    14,999,429
              General Motors Acceptance Corp.:
   10,000,000 8.625%, 6/15/99.....................................    10,232,677
   39,755,000 MTN,
              6.40%, 5/17/99......................................    39,939,434
    6,115,000 Gesmundo & Associates, Inc.,
              5.64%, 8/6/98.......................................     6,115,000
   30,000,000 Goldman Sachs Group, L.P.,
              5.656%, 8/17/98 (a).................................    30,000,000
    8,300,000 Houlihan Brothers,
               (LOC: First of America Bank N.A.),
               5.64%, VRDN........................................     8,300,000
   35,000,000 Huntington National Bank,
               6.15%, 1/21/99.....................................    35,059,563
   60,000,000 IBM Credit Corp., MTN,
               5.576%, 8/4/98.....................................    59,985,463
   50,000,000 J.P. Morgan & Co., Inc., MTN,
               5.75%, 3/10/99.....................................    50,000,000
    4,905,000 KBL Capital Funding, Inc.,
               (LOC: First of America Bank, MI),
               5.64%, VRDN........................................     4,905,000
   13,260,000 LAM Funding LLC,
               (LOC: First of America Bank, N.A.),
               5.64%, VRDN........................................    13,260,000
              Lehman Brothers Holdings, Inc.:
   21,639,000 5.75%, 11/15/98.....................................    21,632,218
    5,000,000 5.996%, 8/10/98.....................................     5,000,355
    4,000,000 6.78%, 5/6/99.......................................     4,026,656
   10,000,000 6.84%, 9/25/98......................................    10,010,963
   23,515,000 8.375%, 2/15/99.....................................    23,820,999
    7,000,000 9.375%, 1/15/99.....................................     7,108,761
              FRN:
   60,000,000 5.781%, 8/21/98.....................................    60,000,000
   30,000,000 5.83%, 8/3/98.......................................    30,000,000
              Lehman Brothers, Inc.:
    8,000,000 7.625%, 8/1/98......................................     8,000,000
   17,852,000 10.00%, 5/15/99.....................................    18,411,080
   14,000,000 Manitoba Province (Canada),
               9.50%, 9/15/98.....................................    14,057,951
              Merrill Lynch & Co., Inc.:
   25,000,000 5.74%, 8/3/98.......................................    25,000,000
    4,500,000 6.375%, 3/30/99.....................................     4,518,319
              Morgan Guaranty Trust Co. (New York):
 $ 10,000,000 5.55%, 2/4/99.......................................  $  9,997,243
   75,000,000 5.93%, 8/31/98......................................    75,001,157
    2,000,000 FRN,
              5.71%, 8/21/98......................................     2,000,000
              Morgan Stanley Dean Witter Discover & Co.:
   20,000,000  5.788%, 9/15/98....................................    20,000,000
   15,000,000 FRN,
              5.75%, 10/15/98.....................................    15,000,000
  100,000,000 Norwest Corp.,
               5.60%, 8/6/98......................................    99,922,222
    2,000,000 Norwest Financial, Inc.,
               8.50%, 8/15/98.....................................     2,001,871
   25,000,000 Paccar Financial Corp., MTN,
               5.526%, 8/26/98....................................    24,988,811
              PHH Corp., MTN:
   20,000,000 5.588%, 9/10/98.....................................    19,985,538
   25,000,000 5.68%, 10/6/98......................................    24,991,968
   25,000,000 5.69%, 8/25/98......................................    24,999,071
   80,000,000 5.726%, 8/17/98.....................................    80,000,000
              Salomon, Inc.:
   15,000,000 6.038%, 8/13/98.....................................    15,013,170
   31,950,000 7.00%, 5/15/99......................................    32,235,560
    5,000,000 Sears Roebuck & Co.,
               9.50%, 6/1/99......................................     5,142,865
              Sigma Finance Corp.:
   50,000,000  5.705%, 3/2/99.....................................    50,000,000
   50,000,000 MTN,
              6.00%, 9/16/98......................................    50,000,000
   75,000,000 Structured Product Trust,
               5.738%, 9/18/98 (a)................................    75,000,000
   50,000,000 Swedbank Sparbanken Svenge,
               5.85%, 5/14/99.....................................    49,981,260
    4,000,000 Toyota Motor Credit Corp.,
               6.375%, 8/5/98.....................................     4,000,176
                                                                   -------------
              Total Corporate Bonds & Notes
               (cost $1,806,797,289).............................. 1,806,797,289
                                                                   -------------
 FUNDING AGREEMENTS - 7.1%
   38,000,000 Allstate Insurance Co.,
               5.696%, 8/1/98 (a).................................    38,000,000
  150,000,000 General American Cash Manager Plus,
               5.85%, 8/1/98 (a)..................................   150,000,000
  100,000,000 Jackson National Funding,
               5.93%, 7/20/99 (a).................................   100,000,000
   50,000,000 Jackson National Life Insurance Co.,
               5.91%, 6/29/99 (a).................................    50,000,000
   25,000,000 Pacific Mutual Life Insurance,
               5.688%, 8/1/98 (a).................................    25,000,000
   20,000,000 Peoples" Security Life,
               5.78%, 8/24/98.....................................    20,000,000
                                                                   -------------
              Total Funding Agreements
               (cost $383,000,000)................................   383,000,000
                                                                   -------------

                                   EVERGREEN
                               MONEY MARKET FUND

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
    Amount                                                            Value

 GOVERNMENT AGENCY BONDS & NOTES - 1.8%
 $  5,250,000 Federal Farm Credit Bank,
               Consolidated MTN,
               5.52%, 8/11/98..................................   $   5,249,902
              Federal Home Loan Bank:
    4,200,000 5.551%, 10/23/98.................................       4,199,723
   15,000,000 5.605%, 1/29/99..................................      15,000,000
   50,000,000 5.70%, 3/17/99...................................      50,000,000
   10,130,000 5.77%, 4/15/99...................................      10,130,000
              Federal Home Loan Mortgage Corp.:
    3,170,342 6.00%, 1/1/99....................................       3,171,541
    2,021,820 6.00%, 2/1/99....................................       2,022,159
    5,000,000 Federal National Mortgage Assn., MTN,
               5.546%, 10/20/98................................       4,999,523
                                                                  -------------
              Total Government Agency Bonds & Notes (cost
               $94,772,848)....................................      94,772,848
                                                                  -------------
 TAXABLE MUNICIPALS - 2.9%
    5,900,000 Brittany Acres,
               5.902%, VRDN (a)................................       5,900,000
  128,730,000 Macon Trust Pooled Variable Certificates,
               5.71%, VRDN.....................................     128,730,000
   25,000,000 Richmond County, Georgia, Industrial Development
               Authority,
               6.00%, 12/1/98..................................      25,000,000
                                                                  -------------
              Total Taxable Municipals
               (cost $159,630,000) ............................     159,630,000
                                                                  -------------
 MUTUAL FUND SHARES - 0.6% (COST $32,744,274)
  32,744,274 Federated Prime Value
              Obligation Fund..................................   $   32,744,274
                                                                  --------------
             TOTAL INVESTMENTS -
              (COST $5,366,623,912).....................    98.7%  5,366,623,912
             OTHER ASSETS AND
              LIABILITIES - NET.........................     1.3      69,491,806
                                                           -----  --------------
             NET ASSETS -...............................   100.0% $5,436,115,718
                                                           =====  ==============

(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
* Rates represent yield to maturity.

SUMMARY OF ABBREVIATIONS:
FRN   Floating Rate Note
LOC   Letter of Credit
MTN   Medium Term Note
VRDN  Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Municipal Money Market Funds

                            SCHEDULE OF INVESTMENTS
                           July 31, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - 98.7%
             ALABAMA - 2.2%
             Alabama State IDA-IDRB:
 $ 2,150,000  Air-Dro Cylinders, Inc.,
              (LOC: Southtrust Bank of Alabama, N.A.),
              3.90%, VRDN.....................................   $    2,150,000
   3,470,000 Automation Technology Industries, Inc.,
             (LOC: Columbus Bank & Trust Co.),
             3.90%, VRDN......................................        3,470,000
             Commercial Development Authority of the City of
             Birmingham, Alabama, RB:
     980,000 Avondale Comm. Park, Phase II,
             (LOC: Amsouth Bank, N.A.),
             3.85%, VRDN......................................          980,000
     605,000 Southside Business Ctr.,
             (LOC: Amsouth Bank, N.A),
             3.85%, VRDN......................................          605,000
   1,500,000 Florence, Alabama,
              IDRB, Die Tech Inc. Project,
             (LOC: Southtrust Bank of Alabama, N.A.),
             3.87%, VRDN......................................        1,500,000
   1,200,000 Guntersville, Alabama,
              IDB-IDRB, KSG Realty Inc. Project,
              (LOC: National Bank of Canada),
              3.87%, VRDN.....................................        1,200,000
   2,500,000 Hackleberg, Alabama,
              IDRB, River Birch Homes Project,
              (LOC: AmSouth Bank, N.A.),
              4.00%, VRDN.....................................        2,500,000
   2,500,000 Huntsville, Alabama,
              IDB-IDRB,
              (LOC: First of America),
              3.75%, VRDN.....................................        2,500,000
   3,000,000 IDB of Mobile County, Alabama, RB:
              3.35%, 8/5/98...................................        3,000,000
   2,655,000 Sherman Intl. Corp.,
             Ser. 1994A,
             (LOC: Columbus Bank & Trust Co.),
             3.90%, VRDN......................................        2,655,000
   9,060,000 Mobile, Alabama, IDB,
              International Paper Company Project, Ser. 1983A-
              ARB,
              (Gtd. by International Paper Co.),
              4.00%, 11/16/98.................................        9,060,000
                                                                 --------------
                                                                     29,620,000
                                                                 --------------
             ALASKA - 0.1%
   2,000,000 Valdez, Alaska,
              GO,
              3.75%, 8/14/98..................................        2,000,000
                                                                 --------------
             ARIZONA - 0.0%
     200,000 Maricopa County, Arizona,
              IDA, McLane Co., Inc. Project,
              (LOC: Wachovia Bank of Georgia),
              4.00%, VRDN.....................................          200,000
                                                                 --------------

 MUNICIPAL OBLIGATIONS - CONTINUED
             ARKANSAS - 0.3%
 $ 3,455,000 Magnolia, Arkansas,
              IDRB, American Fuel Cell Project,
              (LOC: Credit Commercial de France),
              4.00%, VRDN.....................................   $    3,455,000
                                                                 --------------
             CALIFORNIA - 6.2%
   4,250,000 City of Paramount, California,
              MHRB, Century Place Apt.,
              Ser. 1989A,
              (LOC: Heller Financial Inc.),
              4.37%, VRDN.....................................        4,250,000
   1,900,000 Glenn County, California,
              IDA-PCRB, Land O'Lakes, Inc.,
              Ser. 1995,
              (LOC: Sanwa Bank, Ltd.),
              4.35%, VRDN.....................................        1,900,000
  20,000,000 Los Angeles, California,
              MHRB, Channel Gateway Apts.,
              Ser. 89B,
              (LOC: Fuji Bank Ltd.),
              4.40%, VRDN.....................................       20,000,000
   6,440,000 Los Angeles, California,
              Municipal Improvement Corp., COP, Equipment and
              Real Property Acquisition Program,
              4.50%, 10/1/98..................................        6,445,184
   1,100,000 Ontario, California,
              IDA-RB, Erenberg Brothers Project, Ser. 1988A,
              Issue I,
              (LOC: Tokai Bank, Ltd.),
              4.55%, VRDN.....................................        1,100,000
  17,200,000 Orange County, California, Apartment Development
              RB:
              4.35%, 8/15/98..................................       17,202,186
   8,500,000 Park Place Apts.,
             (LOC: Tokai Bank, Ltd.),
             4.52%, VRDN......................................        8,500,000
  11,970,674 San Diego Regl. Comm. Sys. Lease, Pitney Bowes
              Credit Corp. Leasetops Trusts:
              Ser. 1996A,
              (LOC: Landesbank Hessen & Gtd. by Pitney Bowes
              Corp.),
              3.85%, VRDN (a).................................       11,970,674
   7,417,000 Ser. 1998-2,
             (LOC: Pitney Bowes Credit Corp. & Ins. by AMBAC),
             3.85%, VRDN (a)..................................        7,417,000
   4,400,000 Sacramento County, California, MHRB, River
              Terrace Apts. Project, Ser. C,
              (LOC: Dai-Ichi Kangyo Bank, Ltd.),
              4.40%, VRDN.....................................        4,400,000
   1,600,000 San Rafael, California,
              IDRB, Phoenix American Inc.,
              (LOC: BHF Bank),
              3.75%, VRDN.....................................        1,600,000
                                                                 --------------
                                                                     84,785,044
                                                                 --------------

                                   EVERGREEN
                          Municipal Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - CONTINUED
             COLORADO - 0.6%
 $ 5,000,000 Adams County, Colorado,
              IDRB, Yellow Freight Systems, Inc., Ser. 1983,
              (LOC: LaSalle National Bank),
              3.85%, VRDN.....................................   $    5,000,000
   2,900,000 Dove Valley Metropolitan District Arapahoe County
              GO,
              Ser. 1996C-ARB,
              (LOC: Dai-Ichi Kangyo Bank, Ltd.),
              4.25%, 11/1/98..................................        2,900,000
                                                                 --------------
                                                                      7,900,000
                                                                 --------------
             DELAWARE - 0.4%
   3,000,000 Delaware EDA-IDRB,
              Arlon, Inc., Ser. 1989,
              (LOC: Bank of America, IL),
              3.95%, VRDN.....................................        3,000,000
   2,480,000 New Castle County, Delaware, EDRB, Toys R Us Inc.
              Project, (LOC: Bankers Trust Co., NY),
              3.80%, VRDN.....................................        2,480,000
                                                                 --------------
                                                                      5,480,000
                                                                 --------------
             DISTRICT OF COLUMBIA - 1.1%
   5,120,000 District of Columbia GO RB,
              Putable Floating Option Tax Exempt Receipts,
              Ser. PA-64,
              (LIQ: Merrill Lynch, Inc. & Ins. by FGIC),
              3.77%, VRDN.....................................        5,120,000
   4,800,000 District of Columbia GO RRB,
              Ser. 1992A-4,
              (LOC: Societe Generale),
              3.80%, VRDN.....................................        4,800,000
   4,500,000 District of Columbia HFA-SFHRB, (COLL: GNMA),
              4.05%, 9/1/98...................................        4,500,000
                                                                 --------------
                                                                     14,420,000
                                                                 --------------
             FLORIDA - 2.9%
  20,000,000 Hillsborough County, Florida,
              School Board, COP,
              (LOC: Citibank N.A. & Ins. by MBIA),
              3.67%, VRDN.....................................       20,000,000
   6,835,000 Orange County, Florida,
              Health Facilities Authority, MSTR, SAK 11,
              (LIQ: Credit Suisse First Boston & Ins. by
              AMBAC),
              3.78%, VRDN.....................................        6,835,000
   2,800,000 Orange County, Florida,
              HFA MHRB,
              Oakwood Project 1985, Ser. E,
              (LOC: Fleet Bank, N.A.),
              4.00%, 10/1/98..................................        2,800,000
   5,875,000 Palm Beach County, Florida,
              School Board, MSTR, Ser. 1996B,
              (LIQ: Norwest Bank, MN & Ins. by AMBAC),
              3.75%, VRDN.....................................        5,875,000
     915,000 Palm Beach, Florida,
              Housing Project RB, Meridian Housing, Ser. 1985,
              (LOC: Union Bank of California, N.A.),
             4.16%, VRDN......................................          915,000


 MUNICIPAL OBLIGATIONS - CONTINUED
             FLORIDA - CONTINUED
 $ 1,800,000 St. John's County, Florida,
              IDA-RB, Bronz-Glow Technologies Project,
              (LOC: SouthTrust Bank, N.A.),
              3.82%, VRDN.....................................        1,800,000
   2,000,000 Sunshine State Government
              Community RB,
              (LOC: Toronto Dominion Bank & Ins. by AMBAC),
              3.60%, 9/11/98..................................        2,000,000
                                                                 --------------
                                                                     40,225,000
                                                                 --------------
             GEORGIA - 2.4%
   1,000,000 Albany Dougherty County, Georgia,
              Hospital RB, Merck & Co. Project,
              Ser. 1984A,
              (Gtd. by Merck & Co.),
              4.00%, VRDN.....................................        1,000,000
   5,000,000 Albany Dougherty County, Georgia,
              Payroll, Ser. 1982A, Merck & Co. Project,
              (Gtd. by Merck & Co.),
              3.75%, VRDN.....................................        5,000,000
   1,000,000 Cherokee County, Georgia,
              EDA-IDRB,
              Piolax Corporation Project,
              (LOC: Industrial Bank of Japan),
              4.55%, VRDN.....................................        1,000,000
   2,200,000 Columbus, Georgia,
              HFA MHRB RRB,
              Quail Ridge Project, Ser. 1988,
              (LOC: Columbus Bank & Trust Co.),
              3.90%, VRDN.....................................        2,200,000
             Georgia Municipal Electric
              Authority, Power Revenue, MSTR:
   8,000,000  SAK 14, (LIQ: Credit Suisse First Boston & Ins.
              by MBIA),
              3.78%, VRDN.....................................        8,000,000
   5,040,000 SAK 15, (LIQ: Credit Suisse First Boston & Ins.
             by MBIA),
             3.78%, VRDN......................................        5,040,000
   6,000,000 Polk County, Georgia,
              Development Authority RB, Kimoto Tech. Inc.,
              Ser. 1985,
              (LOC: Industrial Bank of Japan, Ltd.),
              4.30%, VRDN.....................................        6,000,000
   5,000,000 Savannah, Georgia,
              EDA IDRB, Fuji Vegetable Oil, Inc.,
              (LOC: Bank of Tokyo-Mitsubishi),
              4.10%, VRDN.....................................        5,000,000
                                                                 --------------
                                                                     33,240,000
                                                                 --------------
             HAWAII - 0.4%
   4,000,000 Hawaii State GO, 1998 Ser. CR-B,
              (LOC: BankBoston N.A. & Ins.
              by MBIA),
              3.67%, VRDN.....................................        4,000,000

                                   EVERGREEN
                          Municipal Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - CONTINUED
             HAWAII - CONTINUED
 $ 1,000,000 Honolulu, Hawaii,
              City and County GO,
              Pre-refunded,
              6.90%, 10/1/04..................................   $    1,019,959
                                                                 --------------
                                                                      5,019,959
                                                                 --------------
             IDAHO - 0.7%
  10,000,000 Education Funding Association Inc.,
              Idaho Student Loan RB,
              (LOC: First Security Bank),
              3.80%, VRDN.....................................       10,000,000
                                                                 --------------
             ILLINOIS - 13.9%
  13,303,592 ABN-Amro Chicago Corporation, Munitops
              Certificates Trust, Ser. 1997-1,
              (LOC: LaSalle National Bank),
              3.85%, VRDN (a).................................       13,303,592
   2,820,000 Arlington Heights, Illinois,
              MHRB RRB, Dunton Tower Apts. Project,
              (LOC: Heller Financial, Inc.),
              4.45%, VRDN.....................................        2,820,000
  16,000,000 Chicago, Illinois,
              GO, ABN-Amro Munitops Certificates Trust, Ser.
              1998-3,
              (LOC: ABN-Amro Bank & Ins. by FGIC),
              3.78%, VRDN (a).................................       16,000,000
   4,200,000 Chicago, Illinois,
              IDRB, Federal Marine Terminal Project,
              (LOC: Canadian Imperial Bank of Commerce),
              3.85%, VRDN.....................................        4,200,000
   7,500,000 Chicago, Illinois,
              O'Hare International Airport, Special Facilities
              RB, Northwest Airlines Inc.,
              (LOC: Bank of Tokyo Mitsubishi),
              4.10%, VRDN.....................................        7,500,000
   9,595,000 City of Aurora, Illinois,
              MHRB, Fox Valley Village Apts., Ser. 1993,
              (LOC: Sumitomo Bank, Ltd.),
              4.25%, VRDN.....................................        9,595,000
   2,900,000 City of Chicago, Illinois,
              GO, MSTR, SAK-13, Ser. 1995A-2,
              (LIQ: Credit Suisse First Boston & Ins. by
              AMBAC),
              3.78%, VRDN.....................................        2,900,000
   1,000,000 City of Peoria, Illinois,
              IDRB, PMP Fermentation Products, Inc.,
              (LOC: Sanwa Bank, Ltd.),
              4.15%, VRDN.....................................        1,000,000
   6,500,000 City of Peoria, Illinois,
              Solid Waste Disposal RB, PMP Fermentation
              Products Inc.,
              Ser. 1996,
              (LOC: Sanwa Bank, Ltd.),
              4.15%, VRDN.....................................        6,500,000
 $ 5,900,000 City of West Chicago, Illinois,
              IDRB, Acme Printing Inc.,
              Ser. 1989,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
             4.175%, VRDN.....................................        5,900,000
   3,500,000 Illinois Development Finance
              Authority, EDRB, MTI Corp.,
              (LOC: Industrial Bank of Japan, Ltd.),
             4.40%, VRDN......................................        3,500,000
   1,400,000 Illinois Development Finance Authority, PCRB,
              Illinois Power Co.,
              (LOC: Canadian Imperial Bank),
              3.50%, VRDN.....................................        1,400,000
  15,000,000 Illinois State GO,
              (LOC: Citibank, N.A. & Ins. by FSA),
             3.67%, VRDN......................................       15,000,000
             Oakbrook Terrace, Illinois,
              MHRB, Renaissance Project ARB: (LOC: Trinity
              Funding Corp. & Ins. by FGIC)
  35,000,000 Ser. A, Subseries II, 4.95%, 11/3/98.............       35,000,000
  29,000,000 Ser. A, Subseries III, 4.95%, 11/3/98............       29,000,000
   1,000,000 Schaumburg, Illinois,
              MHRB, Windsong Apts. Project,
              (LOC: LaSalle National Bank),
              3.55%, VRDN.....................................        1,000,000
   1,850,000 Skokie, Illinois,
              EDRB, Skokie Fashion Square Project,
              (LOC: LaSalle National Bank),
              3.875%, VRDN....................................        1,850,000
   1,300,000 St. Charles, Illinois,
              IDRB, Pier 1 Imports-Midwest Project,
              (LOC: Bank One, Texas N.A.),
              3.70%, VRDN.....................................        1,300,000
  15,210,000 Vernon Hills, Illinois,
              MHRB, Hawthorn Lakes Project, Ser. 1991,
              (LIQ: Fuji Bank, Ltd. & Ins. by FSA),
              4.25%, VRDN.....................................       15,210,000
  16,640,000 Village of Hazelcrest Retirement Center RB,
              Waterford Estates Project,
              Ser. 1992A,
              (LOC: Sumitomo Bank Ltd.),
              4.25%, VRDN.....................................       16,640,000
                                                                 --------------
                                                                    189,618,592
                                                                 --------------
             INDIANA - 2.2%
   6,500,000 Avilla, Indiana,
              EDRB, Pent Assemblies Inc., Ser. 1996,
              (LOC: Fort Wayne National Bank),
              4.25%, VRDN.....................................        6,500,000

                                   EVERGREEN
                          Municipal Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - CONTINUED
             INDIANA - CONTINUED
 $ 2,180,000 City of Fort Wayne,
              PCRB, General Motors Corp.,
              (Gtd. by General Motors Corp.),
              3.70%, VRDN.....................................   $    2,180,000
   2,000,000 City of South Bend,
              MHRB, Maple Lane Assn., Ser. 1987,
              (LOC: FHLB of Indianapolis),
              3.80%, VRDN.....................................        2,000,000
   7,900,000 Fort Wayne, Indiana,
              International Airport Trade Ctr. BAN,
              4.00%, 9/30/98..................................        7,900,000
   2,000,000 Madison, Indiana,
              IDB-RB, Century Tube Corp.,
              (LOC: Bank of Tokyo-Mitsubishi),
              4.15%, VRDN.....................................        2,000,000
   3,700,000 Mount Vernon, Indiana,
              PCRB, General Electric Project,
              (Gtd. by General Electric),
              3.50%, 9/8/98...................................        3,700,000
             Sullivan, Indiana,
              PCRB, Hoosier Energy Rural Electric Co.,
              (Gtd. by Natl. Rural Utilities Co-op Finance
              Assoc.):
   1,000,000 3.45%, 9/1/98....................................        1,000,000
   1,400,000 3.55%, 10/1/98...................................        1,400,000
   2,050,000 3.55%, 10/9/98...................................        2,050,000
   1,050,000 3.60%, 9/3/98....................................        1,050,000
                                                                 --------------
                                                                     29,780,000
                                                                 --------------
             IOWA - 0.3%
   3,800,000 Algona, Iowa,
              IDRB, George A. Hormel and Co.,
              (LOC: Sumitomo Bank, Ltd.),
              4.55%, VRDN.....................................        3,800,000
                                                                 --------------
             KANSAS - 0.7%
             Burlington, Kansas,
              PCRB, Kansas City Power & Light Co.:
   2,000,000 3.55%, 8/11/98...................................        2,000,000
   1,700,000 3.55%, 8/14/98...................................        1,700,000
   1,200,000 3.65%, 8/13/98...................................        1,200,000
   1,200,000 City of Salina, Kansas,
              RB, Salina Central Mall Ltd., Penney's Project,
              (LOC: Boatmen's Bank of St. Louis), 3.75%,
              VRDN............................................        1,200,000
   1,105,000 City of Salina, Kansas,
              RB, Salina Central Mall Ltd., Dillard's Project,
              (LOC: Boatmen's Bank of St. Louis), 3.75%,
              VRDN............................................        1,105,000
   2,000,000 Johnson County, Kansas,
              Water District RB, Pre-refunded, 10.50%,
              12/1/98.........................................        2,043,972
                                                                 --------------
                                                                      9,248,972
                                                                 --------------
             KENTUCKY - 2.1%
 $20,300,000 County of Ohio
              PCRB, Big Rivers Electric Corp., Ser. 1985,
              (LOC: Chemical Bank),
              3.75%, VRDN.....................................       20,300,000
   3,320,000 Mason County, Kentucky,
              PCRB, Eastern Kentucky Power Co.,
              (Gtd. by Natl. Rural Utilities Co-op
              Finance Assoc.),
             3.60%, VRDN......................................        3,320,000
             Pendleton County, Kentucky,
              Multi-County Lease, Kentucky Association of
              Counties
              Leasing Trust,
              (LOC: Commonwealth Bank of Australia):
   3,500,000 3.50%, 10/7/98...................................        3,500,000
   2,000,000 3.65%, 9/8/98....................................        2,000,000
                                                                 --------------
                                                                     29,120,000
                                                                 --------------
             LOUISIANA - 1.0%
   3,060,000 Bossier Parish, Loisiana,
              IDRB, H.J. Wilson Co., Inc., Ser. 1982-ARB,
              (LOC: Canadian Imperial Bank
              of Commerce),
              4.05%, 12/1/98..................................        3,060,000
  10,000,000 Natchitoches Parish, Louisiana,
              MHRB, Trust Joist Corp.,
              (LOC: Bank of Tokyo-Mitsubishi), 4.55%, VRDN....       10,000,000
                                                                 --------------
                                                                     13,060,000
                                                                 --------------
             MASSACHUSETTS - 0.2%
             Massachusetts Industrial Finance Authority IDRB:
     400,000 Copley Pharmaceutical, Inc.,
             (LOC: BankBoston, N.A.),
             4.41%, VRDN......................................          400,000
     590,000 Kryptonite Issue, Ser. 1990,
             (LOC: BankBoston, N.A.),
             4.25%, 9/1/98....................................          590,022
     415,000 Leavy Realty & Jencoat Metal Inc.
             Project, Ser. 1994,
             (LOC: BankBoston, N.A.),
             4.16%, VRDN......................................          415,000
     700,000 Portland Causeway Realty Co., Ser. 1988,
             (LOC: Citibank, N.A.),
             4.16%, VRDN......................................          700,000
                                                                 --------------
                                                                      2,105,022
                                                                 --------------
             MICHIGAN - 0.7%
   6,000,000 Michigan State Jobs Development Authority PCRB,
              Mazda Motor Mfg. USA Corp.,
              (LOC: Sumitomo Bank Ltd.),
              4.125%, VRDN....................................        6,000,000

                                   EVERGREEN
                          Municipal Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - CONTINUED
             MICHIGAN - CONTINUED
 $ 3,625,000 Sault St. Marie, Michigan Tribe Building
              Authority RB, Ser. 1996A,
              (LOC: First of America Bank, N.A.),
              4.30%, 12/1/98..................................   $    3,625,000
                                                                 --------------
                                                                      9,625,000
                                                                 --------------
             MINNESOTA - 3.3%
   4,220,000 Minneapolis, Minnesota,
              GO, Sports Arena Project, MSTR, Ser. 1996A,
              (LIQ: Norwest Bank, MN)
              3.75%, VRDN.....................................        4,220,000
   3,150,000 Minnesota State GO, Various Purpose, Pre-
              refunded,
              6.60%, 8/1/98...................................        3,150,000
   2,510,000 Richfield, Minnesota,
              Independent School District,
              MSTR, Ser. 1994P,
              (LIQ: U.S. Bank, N.A. & Ins. by FGIC), 3.75%,
              VRDN............................................        2,510,000
     750,000 Southern Minnesota, Municipal Power Agency, MSTR,
              Ser. 1996I,
              (LIQ: Norwest Bank, MN & Ins. by FGIC),
              3.75%, VRDN.....................................          750,000
   1,000,000 Spring Lake, Minnesota,
              MSTR, Ser. 1996G,
              (LIQ: Norwest Bank, MN & Ins. by MBIA),
              3.75%, VRDN.....................................        1,000,000
             St. Louis Park, Minnesota,
              Health Care Facilities Authority RB,
              (LIQ: Norwest Bank, MN & Ins. by AMBAC):
  14,000,000 MSTR, 1994V-1,
             3.75%, VRDN......................................       14,000,000
  10,200,000 MSTR, 1998U-1,
             3.75%, VRDN......................................       10,200,000
   2,200,000 Stewartville, Minnesota,
              IDA-RB, Halcon Corporation,
              (LIQ: U.S. Bank, N.A.),
              3.75%, VRDN.....................................        2,200,000
   7,170,000 Washington County, Minnesota,
              Housing and Redevelopment Authority, Granada
              Pond Apts. Project,
              (LOC: Sumitomo Bank, Ltd.), 4.20%, VRDN.........        7,170,000
                                                                 --------------
                                                                     45,200,000
                                                                 --------------
             MISSISSIPPI - 0.4%
   3,075,000 Claiborne County, Mississippi,
              PCRB, So. Mississippi Electric Power Assoc.,
              (Gtd. by Natl. Rural Utilities Co-op Finance
              Assoc.),
              3.60%, 9/3/98...................................        3,075,000
   3,000,000 Mississippi Business Finance Corp., IDRB,
              Nitek Metal Services Inc.,
              (LOC: Bank of Tokyo-Mitsubishi),
              4.10%, VRDN.....................................        3,000,000
                                                                 --------------
                                                                      6,075,000
                                                                 --------------
             MISSOURI - 1.0%
 $ 8,000,000 Mexico, Missouri,
              IDA-RB, Optec D.D., USA, Inc.,
              (LOC: Bank of Tokyo-Mitsubishi),
              4.10%, VRDN.....................................        8,000,000
   4,240,000 Missouri State Development Finance Board, IDRB,
              Cook Composite Co., Ser. 1994,
              (LOC: Societe Generale),
              3.95%, VRDN.....................................        4,240,000
   2,000,000 Missouri State Health & Educational Facilities
              Authority
              School District, St. Louis County,
              4.50%, 9/14/98..................................        2,001,385
                                                                 --------------
                                                                     14,241,385
                                                                 --------------
             MONTANA - 0.5%
   6,500,000 Forsythe, Montana,
              PCRB, Pacificorp Project,
              (LOC: Deutsche Bank AG),
              3.85%, VRDN.....................................        6,500,000
                                                                 --------------
             NEVADA - 1.7%
   1,000,000 Las Vegas, Nevada,
              Sewer RB, Series A,
              (Ins. by FGIC),
              4.75%, 11/1/98..................................        1,002,217
  16,560,000 Nevada State GO,
              Capital Improvements,
             (LOC: Banc One Capital Holdings, Inc.),
             3.77%, VRDN......................................       16,560,000
   5,000,000 Nevada State GO, ABN-Amro Munitops Certificates
              Trust, Ser. 1998-1,
             (LOC: ABN-Amro Bank & Ins. by MBIA),
             3.76%, VRDN......................................        5,000,000
                                                                 --------------
                                                                     22,562,217
                                                                 --------------
             NEW JERSEY - 0.6%
   5,000,000 Essex County, New Jersey,
              BAN, Ser. A,
              4.25%, 8/7/98...................................        5,000,245
   3,700,000 Newark, New Jersey,
              Healthcare Facilities RB, New Community Urban
              Renewal, Ser. 1995,
              (LOC: Sumitomo Bank Ltd. & COLL: GNMA),
              4.65%, VRDN.....................................        3,700,000
                                                                 --------------
                                                                      8,700,245
                                                                 --------------
             NEW YORK - 6.1%
             Battery Park, New York City Housing Authority RB,
              Marina Towers Tender Corp.,
              (LOC: Sumitomo Bank Ltd.):
   8,560,000 Ser. A,
             4.60%, VRDN......................................        8,560,000
   7,765,000 Ser. B,
             4.60%, VRDN......................................        7,765,000

                                   EVERGREEN
                         Municipal  Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - CONTINUED
             NEW YORK - CONTINUED
 $ 6,500,000 New York State Thruway Authority, Local Highway
              and Bridge Service, Putable Floating Option Tax
              Exempt Receipts, PA-172,
              (LOC: Merrill Lynch, Inc.),
              3.78%, VRDN (a).................................   $    6,500,000
             New York, New York,
              GO, Putable Floating Option Tax Exempt Receipts,
              (LOC: Merrill Lynch, Inc.):
  12,495,000 PA-141 Ser. L,
             3.78%, VRDN......................................       12,495,000
  19,855,000 PA-148 Ser. L,
             3.78%, VRDN......................................       19,855,000
   3,055,000 PA-228 Ser. 1998 C,
             3.80%, VRDN......................................        3,055,000
  25,000,000 Onondaga County, New York,
              IDA Solid Waste Disposal, Solvay Paperboard II
              L.P. Project,
             (LOC: Bear Stearns Capital Markets),
             4.10%, 11/1/98...................................       25,000,000
                                                                 --------------
                                                                     83,230,000
                                                                 --------------
             NORTH CAROLINA - 4.6%
   4,000,000 Cabarrus County, North Carolina, Industrial
              Facilities PCRB, Oiles America Corp., Ser. 1989,
              (LOC: Industrial Bank of Japan, Ltd., NY),
              4.55%, VRDN.....................................        4,000,000
             North Carolina Eastern Municipal Power Agency,
              (LOC: Morgan Guaranty Trust & Union Bank of
              Switzerland A.G.):
   1,000,000 Catawba Project,
             3.70%, 8/13/98...................................        1,000,000
   2,000,000 Power System RB,
             3.65%, 9/9/98....................................        2,000,000
  10,995,000 North Carolina Municipal Power
              Agency, Municipal Securities Trust
              Certificates,
              (LOC: Bear Stearns Capital Markets & Ins. by
              MBIA),
              3.90%, 10/29/98 (a).............................       10,995,000
             Wake County, NC, Industrial
              Facilities PCRB, Carolina Power & Light Co.,
              (LOC: Sumitomo Bank Ltd.):
  11,200,000 4.05%, VRDN......................................       11,200,000
  33,250,000 4.25%, VRDN......................................       33,250,000
                                                                 --------------
                                                                     62,445,000
                                                                 --------------
             OHIO - 1.4%
   9,160,000 Cuyahoga County, Ohio,
              Hospital RB, University
              Hospital of Cleveland,
              (LOC: Dai-Ichi Kangyo Bank),
              4.15%, VRDN.....................................        9,160,000
             Ohio Housing Finance Agency MHRB:
 $ 3,000,000 10 Wilmington Place Project,
             Ser. 1991B,
             (LIQ: Fuji Bank, Ltd. & Ins. by FSA),
             4.25%, VRDN......................................        3,000,000
   3,405,000 Pine Crossing Project,
             (LOC: Sumitomo Bank, Ltd.),
             4.70%, VRDN......................................        3,405,000
   3,900,000 St. Mary's, Ohio,
              IDRB, Setex, Inc.,
              (LOC: Industrial Bank of Japan),
              4.50%, VRDN.....................................        3,900,000
                                                                 --------------
                                                                     19,465,000
                                                                 --------------
             OREGON - 0.4%
             Oregon State EDRB:
   2,200,000 Georgia Pacific Corp. 95A Project,
             (LOC: Deutsche Genosn-schaftshank),
             3.90%, VRDN......................................        2,200,000
   1,830,000 Pacific Coast Seafoods Co.,
             (LOC: Union Bank of California, N.A.),
             4.25%, VRDN......................................        1,830,000
   1,130,000 Pacific Oyster Co.,
             (LOC: Union Bank of California, N.A.),
             4.25%, VRDN......................................        1,130,000
                                                                 --------------
                                                                      5,160,000
                                                                 --------------
             PENNSYLVANIA - 2.3%
   2,400,000 Beaver County, Pennsylvania,
              IDA-PCRB, Duquesne Light Co.,
              (LOC: Barclays Bank),
              3.65%, 8/7/98...................................        2,400,000
     500,000 Elk County, Pennsylvania,
              IDA-IDRB, Stackpole Corp. Project, Ser. 1989,
              (LOC: Fleet Bank, N.A.),
              4.16%, VRDN.....................................          500,000
     200,000 Lehigh County, Pennsylvania,
              IDA-PCRB, Allegheny Electric Co.,
              (LOC: Rabobank Nederland),
              3.55%, VRDN.....................................          200,000
   1,500,000 Montgomery County, Pennsylvania,
              IDA-PCRB, Peco Energy Project,
              (LOC: Deutsche Bank A.G.),
              3.70%, 8/11/98..................................        1,500,000
     455,000 Pennsylvania State Higher Education
              Facilities Authority RB, University of
              Pennsylvania, Ser. A,
              4.80%, 9/1/98...................................          455,475
   1,000,000 Philadelphia, Pennsylvania, Hospital & Higher
              Education Facilities Authority RB, Children's
              Hospital Project, Ser. A,
              (SPA: Morgan Guaranty Trust, NY), 3.75%, VRDN...        1,000,000

                                   EVERGREEN
                          Municipal Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
 $ 6,500,000 Philadelphia, Pennsylvania,
              Water and Waste Water RB, MSTR,
              (LOC: Bear Stearns Capital Markets & Ins. by
              FGIC),
              3.85%, 9/1/98 (a)...............................   $    6,500,000
  14,720,000 Pittsburgh, Pennsylvania,
              GO, MSTR,
              (LOC: Bear Stearns Capital Markets & Ins. by
              MBIA),
              3.71%, VRDN (a).................................       14,720,000
   3,065,000 Westmoreland County, Pennsylvania, IDA-IDRB,
              White Consolidated Industries, Inc.,
              (LOC: Bank of Nova Scotia), 4.07%, 12/1/98......        3,065,000
   1,500,000 York County, Pennsylvania,
              Solid Waste and Refuse Authority RB,
              (Ins. by FGIC),
              4.75%, 12/1/98..................................        1,504,474
                                                                 --------------
                                                                     31,844,949
                                                                 --------------
             SOUTH CAROLINA - 2.8%
  16,030,000 Georgetown County, South Carolina,
              PCRB, International Paper Co.,
              (Gtd. by International Paper Co.),
              4.00%, 9/1/98...................................       16,030,000
   8,770,000 Lexington, South Carolina,
              Combined Water and Sewer Systems RB, Putable
              Floating Option Tax Exempt Receipts,
              PA-177,
              (LIQ: Merrill Lynch, Inc. & Ins. by Asset
              Guaranty Corp.),
              3.77%, VRDN.....................................        8,770,000
     500,000 North Charleston, South Carolina,
              GO, Pre-refunded,
              7.50%, 8/1/98...................................          510,000
             South Carolina Jobs EDA-EDRB:
     550,000 Ridge Pallets Inc., Ser. B,
             (LOC: Credit Commerce de France),
             3.85%, VRDN......................................          550,000
   2,700,000 Roller Bearing Co., Ser. 1994A,
             (LOC: Heller Financial Inc.),
             4.42%, VRDN......................................        2,700,000
     750,000 Tuttle Co., Inc., Ser. A,
             (LOC: NationsBank, N.A.),
             3.85%, VRDN......................................          750,000
   8,300,000 South Carolina Port Authority,
              ABN-Amro Munitops Certificates Trust, Ser. 1998-
              7,
              (LOC: ABN-Amro Bank & Ins. by FSA),
              3.79%, VRDN (a).................................        8,300,000
                                                                 --------------
                                                                     37,610,000
                                                                 --------------
             SOUTH DAKOTA - 0.4%
   5,175,000 Rapid City, South Dakota,
              EDRB, Civic Center Association,
              (LOC: Citibank N.A.),
              3.87%, VRDN.....................................        5,175,000
                                                                 --------------
             TENNESSEE - 2.8%
 $ 2,500,000 Bristol, Tennessee,
              IDB-IDRB, Robinette Company,
              (LOC: First American National Bank),
              3.95%, VRDN.....................................   $    2,500,000
             Chattanooga, Tennessee,
              IDB-IDRB:
   3,200,000 Radisson Read House Project,
             Ser. 1995,
             (LOC: Heller Financial Inc.),
             4.40%, VRDN......................................        3,200,000
   5,500,000 Top Flight, Inc.,
             (LOC: National Bank of Canada),
             3.80%, VRDN......................................        5,500,000
   4,400,000 Jackson City, Tennessee,
              Health, Educational and Housing Facilities Board
              RB, Union University Project,
              (LOC: First American National Bank),
              3.80%, VRDN.....................................        4,400,000
   4,900,000 Maryville, Tennessee,
              IDB of Education, IDRB, Maryville College,
              (LOC: First American National Bank),
              3.80%, VRDN.....................................        4,900,000
     700,000 Metro Govt. of Nashville and
              Davidson County, Tennessee,
              IDB, Wellington IV Assn. Project,
              (LOC: U.S. Bank, N.A.),
              3.85%, VRDN.....................................          700,000
   8,465,000 Shelby County, Tennessee,
              Health, Education and Housing Facilities RB,
              MSTR,
              (LOC: Bear Stearns Capital Markets & Ins. by
              MBIA),
              3.71%, VRDN.....................................        8,465,000
     700,000 Shelby County, Tennessee,
              Health, Educational and Housing Facility Board
              MHRB, 99 Tower Place Project,
              (LOC: NationsBank, N.A.),
              4.05%, VRDN.....................................          700,000
   8,000,000 Wilson County, Tennessee,
              IDB-IDRB, Knight Leasing Company,
              (LOC: First American National Bank),
              3.95%, VRDN.....................................        8,000,000
                                                                 --------------
                                                                     38,365,000
                                                                 --------------
             TEXAS - 10.4%
   1,000,000 Austin, Texas,
              Utility Systems RB, Pre-refunded,
              7.80%, 11/15/98.................................        1,031,989
   7,400,000 Brazos River, Texas,
              Harbor Navigation District, Dow Chemical Co.
              Project,
              (Gtd. by Dow Chemical Co.),
              3.90%, VRDN.....................................        7,400,000

                                   EVERGREEN
                          Municipal Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - CONTINUED
             TEXAS - CONTINUED
 $ 5,700,000 Brazos River, Texas,
              Harbor Navigation District, Solid Waste, Silica
              Products, Inc.,
              (LOC: Bank of Tokyo-Mitsubishi),
              4.10%, VRDN.......................................  $    5,700,000
     500,000 Camp County, Texas,
              Industrial Development Corp., PCRB, Texas Oil &
              Gas Project,
              (LOC: PNC Bank),
              3.65%, VRDN.......................................         500,000
  15,820,000 Dallas, Texas,
              Civic Center RB, MSTR,
              (LOC: Bear Stearns Capital Markets & Ins. by
              MBIA),
              3.71%, VRDN (a),..................................      15,820,000
     930,000 Denton County, Texas,
              TAN,
              5.50%, 9/1/98.....................................         931,225
   3,000,000 Galveston, Texas,
              Housing Finance Corp., MHRB, Village-by-the-Sea
              Apts.,
              Ser. 1993,
              (LOC: Sumitomo Bank Ltd.),
              4.10%, VRDN.......................................       3,000,000
   4,500,000 Gulf Coast, Texas,
              IDA Solid Waste Disposal RB, CITGO Petroleum
              Corp.,
              (LOC: Wachovia Bank, N.A.),
              3.85%, VRDN.......................................       4,500,000
             Harris County, Texas,
              Industrial Development Corp., IDRB:
   5,000,000 Southern Ionics, Inc.,
             (LOC: Southtrust Bank, N.A.),
             3.77%, VRDN........................................       5,000,000
   8,000,000 Zeon Chemicals Project,
             (LOC: Industrial Bank of Japan),
             4.50%, VRDN........................................       8,000,000
   5,210,000 NCNB Pooled Tax-Exempt Trust, COP, Ser. 1990B,
              (LOC: NationsBank, N.A.),
              4.25%, VRDN.......................................       5,210,000
   2,425,000 Nieces County, Texas,
              Health Facilities Development Corp. RB,
              Driscoll Children's Hospital,
              (LOC: Bank One, Texas),
              3.60%, VRDN.......................................       2,425,000
   4,380,000 Tarrant County, Texas,
              Housing Finance Corp. MHRB, Lincoln Meadows
              Project,
              Ser. 1988 ARB,
              (LOC: KBC Bank N.V.),
              4.10%, 12/1/98....................................       4,380,000
   1,895,000 Texas Higher Education Authority Inc., Ser. 1985B,
              (Ins. by FGIC),
              3.55%, VRDN.......................................       1,895,000
   38,790,000 Texas State GO,
              Reset Option Certificates,
              (LOC: Toronto Dominion Bank),
              3.70%, VRDN.....................................        38,790,000
             Texas State Public Finance
              Authority Building RB, General
              Services Commission Project,
              (LIQ: Citibank, N.A. & Ins. by AMBAC):
   4,595,000 PCRB-2,
             3.67%, VRDN......................................         4,595,000
   6,535,000 PCRB-3,
             3.67%, VRDN......................................         6,535,000
   6,500,000 Texas State RANS and TANS,
              Ser. A,
              4.75%, 8/31/98..................................         6,505,202
  20,000,000 Texas State Water Finance
              Assistance, MSTR,
              (LOC: Bear Stearns Capital Markets & Ins. by
              AMBAC),
              3.81%, VRDN (a).................................        20,000,000
                                                                  --------------
                                                                     142,218,416
                                                                  --------------
             UTAH - 0.3%
   1,500,000 Intermountain Power Agency, Utah
              Power Supply RB, Ser. E,
              (LOC: Union Bank of Switzerland A.G. & Ins. by
              AMBAC),
              3.45%, 9/15/98..................................        1,500,000
   2,500,000 Summit County, Utah,
              IDRB, Hornes' Kimball Project, Ser. 1985,
              (LOC: U.S. Bank, N.A.),
              4.00%, VRDN.....................................        2,500,000
                                                                 --------------
                                                                      4,000,000
                                                                 --------------
             VERMONT - 0.1%
   1,235,000 Vermont Student Loan Assistance
              Corporation, Student Loan RB,
              (LOC: National Westminster, PLC),
              3.55%, VRDN.....................................        1,235,000
                                                                 --------------
             VIRGINIA - 0.6%
   1,000,000 Chesapeake, Virginia,
              IDA-PCRB, Virginia Electric Power Co.,
              (LOC: Chase Manhattan Bank),
              3.70%, 8/12/98..................................        1,000,000
   2,500,000 Henrico County, Virginia,
              IDA-RB, San-J Project,
              (LOC: Tokai Bank, Ltd.),
              4.55%, VRDN.....................................        2,500,000
   2,215,000 Loudoun County, Virginia,
              GO, School Improvement and Public Improvement,
              4.375%, 8/1/98..................................        2,215,000
   1,500,000 Peninsula Ports Authority, Virginia,
              RB, Port Facilities-CSX Transportation Project,
              (LOC: Bank of Nova Scotia),
              3.70%, 8/7/98...................................        1,500,000

                                   EVERGREEN
                          Municipal Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - CONTINUED
             VIRGINIA - CONTINUED
 $ 1,000,000 Rockingham County, Virginia,
              IDA-PCRB, Merck & Co. Project,
              (Gtd. by Merck & Co.),
              3.75%, VRDN.....................................   $    1,000,000
     500,000 Virginia State Public Building
              Authority, Public Facilities RB,
              3.90%, 8/1/98...................................          500,000
                                                                 --------------
                                                                      8,715,000
                                                                 --------------
             WASHINGTON - 2.6%
     125,000 Klickitat County, Washington,
              Public Corporation RB, Mercer Ranches Project,
              Ser. 1996,
              (LOC: U.S. Bank, N.A.),
              3.65%, VRDN.....................................          125,000
   3,400,000 Pierce County, Washington,
              Economic Development Corporation RB, Northwest
              Banking Project,
              (LOC: U.S. Bank, N.A.),
              3.80%, VRDN.....................................        3,400,000
             Pilchuck Public Development Corporation,
              Washington, IDRB,
              (LOC: U.S. Bank, N.A.):
     145,000 Canyon Park Association Project,
             3.60%, VRDN......................................          145,000
      81,000 Hillside Association Project,
             3.60%, VRDN......................................           81,000
      94,000 Omni Association Project,
             3.60%, VRDN......................................           94,000
   1,650,000 Port Kalama, Washington,
              Public Corporation, Port Facilities, Conagra,
              Inc. Project,
              (LOC: Morgan Guaranty Trust),
              3.50%, VRDN.....................................        1,650,000
             Washington State GO, Reset Option Certificates,
              (LOC: Toronto Dominion Bank):
   9,445,000 Ser. 98-12,
             3.70%, VRDN (a)..................................        9,445,000
   7,430,000 Ser. 98-13,
             3.70%, VRDN (a)..................................        7,430,000
  10,080,000 Ser. 98-14,
             3.70%, VRDN (a)..................................       10,080,000
   3,000,000 Ser. 98-15,
             3.70%, VRDN (a)..................................        3,000,000
     500,000 Washington State, Motor Vehicle
              Fuel Tax, Ser. B,
              6.00%, 1/1/99...................................          504,280
                                                                 --------------
                                                                     35,954,280
                                                                 --------------
             WEST VIRGINIA - 1.5%
  21,185,000 West Virginia State, Public Energy Authority,
              Putable Floating Option Tax Exempt Receipts,
              PPT-184,
              (LIQ: Bay Hypotheken-und & Union Bank of
              Switzerland A.G.),
              3.80%, VRDN.....................................       21,185,000
                                                                 --------------
             WISCONSIN - 0.1%
 $ 1,000,000 Wisconsin State GO, Ser. A,
              5.75%, 5/1/99...................................        1,015,261
                                                                 --------------
             OTHER - 16.4%
             Capital Investors Tax Exempt Fund, Ltd.,
              (LOC: Union Bank of Switzerland A.G.):
   6,345,000 Series 1993-3,
             3.82%, VRDN (a)..................................        6,345,000
  21,285,000 Series 1996-1,
             3.82%, VRDN (a)..................................       21,285,000
  19,900,000 Series 1996-2,
             3.82%, VRDN (a)..................................       19,900,000
  25,000,000 Clipper Tax-Exempt Certificates Trust, Ser. 1998-
              1,
              (LOC: State Street Bank & Ins. by MBIA),
              3.87%, VRDN.....................................       25,000,000
             Merrill Lynch, Inc., Putable Floating Option Tax
              Exempt Receipts:
  74,200,000 Municipal Securities Pooled Trust,
             (Ins. by MBIA),
             3.92%, VRDN......................................       74,200,000
  24,660,000 PPT-4,
             (Ins. by MBIA & FHA),
             3.90%, VRDN......................................       24,660,000
   2,265,000 PPT-5,
             (LIQ: Bay Hypotheken-und & Ins. by AMBAC),
             3.85%, VRDN......................................        2,265,000
   6,590,000 PPT-5,
             (LOC: Credit Suisse First Boston & Ins. by FHA),
             4.00%, 8/13/98...................................        6,590,000
  17,187,000 PPT-6,
             (LOC: Credit Suisse First Boston),
             4.075%, VRDN.....................................       17,187,000
   9,820,000 PPT-7,
             (LOC: Credit Suisse First Boston),
             3.90%, 3/11/99 (a)...............................        9,820,000
  16,760,000 Morgan Keegan Municipal Products Trust Receipts,
              Ser. 1998A,
              (LOC: Credit Local de France & Gtd. by U.S.
              Treasury),
              3.82%, VRDN.....................................       16,760,000
                                                                 --------------
                                                                    224,012,000
                                                                 --------------
             Total Municipal Obligations
              (cost $1,347,611,342)...........................    1,347,611,342
                                                                 --------------

   Shares                                                            Value
             MUTUAL FUNDS SHARES - 0.3% (COST $4,200,000)
   4,200,000 Federated Municipal Obligation Fund..............        4,200,000
                                                                 --------------

     TOTAL INVESTMENTS -
      (COST $1,351,811,342)..  99.0%  1,351,811,342
     OTHER ASSETS AND
      LIABILITIES - NET......   1.0      13,042,966
                              -----  --------------
     NET ASSETS - ........... 100.0% $1,364,854,308
                              =====  ==============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Municipal Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.

SUMMARY OF ABBREVIATIONS:
AMBAC American Municipal Bond Assurance Corp.
ARB   Adjustable Rate Bond
BAN   Bond Anticipation Note
COLL  Collateral
COP   Certificates of Participation
EDA   Economic Development Authority
EDRB  Economic Development Revenue Bond
FGIC  Financial Guaranty Insurance Co.
FHA   Federal Housing Authority
FHLB  Federal Home Loan Bank
FSA   Financial Security Assurance Inc.
GNMA  Government National Mortgage Association
GO    General Obligation
HFA   Housing Finance Authority
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
LIQ   Liquidity Provider
LOC   Letter of Credit
MBIA  Municipal Bond Investors Assurance Corp.
MHRB  Multifamily Housing Revenue Bond
MSTR  Municipal Securities Trust Receipt
PCRB  Pollution Control Revenue Bond
PPT   Pooled Putable Trust
RAN   Revenue Anticipation Note
RB    Revenue Bond
RRB   Refunding Revenue Bond
SAK   Sakura Trust
SFHRB Single Family Housing Revenue Bond
SPA   Stand-by Purchase Agreement
TAN   Tax Anticipation Note
VRDN  Variable Rate Demand Note

Adjustable Rate Bonds are putable back to the issuer or other parties not af-filiated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at July 31, 1998.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 1998.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of prin-cipal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agree-ments; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Ex-change Commission under Rule 2a-7 which was designed to minimize both credit and market risk.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                   Pennsylvania Municipal Money Market Fund

                            SCHEDULE OF INVESTMENTS
                           July 31, 1998 (Unaudited)

 Principal
   Amount                                                    Value

 MUNICIPAL OBLIGATIONS - 99.7%
            PENNSYLVANIA - 99.7%
            Allegheny County Airport Revenue,
            Putable Floating Tax-Exempt Receipts:
 $2,000,000 PA-329,
            3.70%, VRDN (a)............................   $ 2,000,000
  4,400,000 PT-176,
            3.78%, VRDN................................     4,400,000
            Allegheny County Hospital Development
             Authority RB:
    700,000 Catholic Health System East, Ser. A,
            (Ins. by AMBAC),
            3.80%, 11/15/98............................       700,000
    400,000 Presbyterian University Hospital, Ser. B1,
            ACES,
            3.60%, VRDN................................       400,000
  1,000,000 St. Francis Health Center System,
            (LOC: First National Bank of Chicago),
            3.50%, VRDN................................     1,000,000
  2,000,000 Allegheny County IDA Environmental Resource
             RB, U.S. Steel Corp., TECP,
             (LOC: Long-Term Credit Bank of Japan),
             3.45%, 8/20/98............................     2,000,000
  1,005,000 Allegheny County IDA RB, United Jewish
             Federation Project, Ser. A,
             (LOC: Mellon Bank N.A.),
             3.60%, VRDN...............................     1,005,000
  1,750,000 Allegheny County IDR, Multi-Mode, Chelsea
             Industries Inc.,
             (LOC: Mellon Bank N.A.),
             3.65%, VRDN...............................     1,750,000
  1,000,000 Allegheny County, Sanitation Authority,
             Sewer Revenue, Putable Floating Tax-Exempt
             Receipts,
             3.65%, VRDN (a) ..........................     1,000,000
            Beaver County IDA PCRB:
  2,500,000  3.60%, 8/25/98............................     2,500,000
  1,000,000 Ohio Edison Company, Ser. A,
            (LOC: Barclays Bank, New York),
            4.05%, 4/1/99..............................     1,002,623
  2,000,000 Toledo Edison Co., TECP, Ser. 1992E,
            (LOC: Toronto Dominion Bank),
            3.80%, 12/1/98.............................     2,000,000
  1,000,000 Clarion County, IDA, Meritcare MTC Inc.
             Project, Ser. 1991A,
             (LOC: PNC Bank),
             3.60%, VRDN...............................     1,000,000
  2,000,000 Dauphin County General Authority RB,
             Education and Health Loan Program,
             (SPA: Chase Manhattan Bank &
             Ins. by AMBAC),
             3.55%, VRDN...............................     2,000,000
  1,100,000 Delaware Valley, Regional Finance
             Authority, Local Government RB, Ser. D,
             (LOC: Credit Suisse First Boston),
             3.45%, VRDN...............................     1,100,000
    320,000 Derry Township GO Bonds,
             (Ins. by MBIA),
             3.85%, 9/15/98............................       320,000
    480,000 Easton Area Joint Sewer Authority RB,
             Ser. A,
             (Ins. by FSA),
             4.00%, 12/1/98...........................        480,229
            Emmaus General Authority RB
             (LOC: Kredietbank N.V.):
  1,300,000 Subseries B-16,
            3.50%, VRDN...............................      1,300,000
  2,000,000 Subseries C-15,
            3.50%, VRDN...............................      2,000,000
  3,000,000 Franconia Township IDA RB,
             Ashers Chocolates Project, Ser. A,
             (LOC: Mellon Bank N.A.),
            3.75%, VRDN...............................      3,000,000
  1,000,000 Geisinger Authority Health Systems RB,
             Ser. B, Pre-refunded,
            7.625%, 7/1/99............................      1,053,810
    150,000 Hempfield School District, GO,
            3.65%, 10/15/98...........................        150,000
    650,000 Lawrence County IDA PCRB, Calgon Corp.
             Project, Ser. A,
             (Ins. by FGIC),
            4.00%, VRDN...............................        650,000
    500,000 Lehigh County, Allegheny Electric
             Cooperation, Inc., IDA PCRB, Ser. 1985-A,
             (LOC: Rabobank Nederland),
            3.65%, VRDN...............................        500,000
    180,000 Lower Paxton Township, Ser. A, GO,
             (Ins. by AMBAC),
            3.90%, 1/1/99.............................        180,000
  4,000,000 Mercer County, IDR, Penntecq, Inc.
             Project,
             (LOC: Dai-Ichi Kangyo Bank, Ltd.),
            4.40%, VRDN...............................      4,000,000
    295,000 Montgomery County, GO,
            3.80%, 9/15/98............................        295,106
    570,000 Montgomery County, Sewer Authority RB,
            4.00%, 8/1/98 (a).........................        570,000
            Montgomery County, MSTR:
  1,000,000 Abbington Memorial Hospital, Ser. 1998-31
            Class A (LIQ: Bear Stearns Capital Market
            & Ins. by AMBAC),
            3.77%, VRDN (a)...........................      1,000,000
  3,500,000 Philadelphia, Ser. 1997-11 Class A,
            (LIQ: Bear Stearns Capital Market & Ins.
            by FGIC),
            3.85%, 9/2/98 (a).........................      3,500,000
    250,000 North Penn School District, GO,
            4.05%, 9/1/98.............................        250,092
            Northampton County, Higher Education
             Authority:
  2,455,000 Putable Floating Tax-Exempt Receipts
            PA-176,
            3.78%, VRDN (a)...........................      2,455,000
  2,500,000 RB, Lafayette College, Ser. A,
            (LOC: Landesbakken Hessen-Thuringen
            Girozen),
            3.60%, VRDN...............................      2,500,000

                                   EVERGREEN
                   Pennsylvania Municipal Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

 Principal
   Amount                                                    Value

 MUNICIPAL OBLIGATIONS - CONTINUED
            PENNSYLVANIA - CONTINUED
 $2,000,000 Pennsylvania Convention Center RB, Ser. A,
             (Ins. by FGIC),
            6.50%, 9/1/98..............................   $ 2,004,502
  2,900,000 Pennsylvania Energy Development Authority
             RB, B&W Ebensburg Project,
             (LOC: Swiss Bank),
            3.50%, VRDN................................     2,900,000
  1,000,000 Pennsylvania State, Second Series, GO,
            5.30%, 7/1/99..............................     1,014,662
  2,000,000 Pennsylvania State Higher Education
             Assistance Agency, Student Loan RB,
             Ser. A,
             (LOC: SLMA),
            3.65%, VRDN ...............................     2,000,000
            Pennsylvania State Higher Education
             Facilities Authority RB:
  4,000,000 Carnegie Mellon University, Ser. C,
            (SPA: Union Bank of Switzerland N.V. &
            Morgan Guaranty Trust),
            3.75%, VRDN................................     4,000,000
            Council of Independent Colleges: Harcum
    910,000 College, Ser. A5,
            (LOC: PNC Bank N.A.),
            3.60%, VRDN................................       910,000
    360,000 Drexel University, Second Series,
            (Ins. by MBIA),
            4.25%, 5/1/99..............................       361,120
  1,600,000 University of Pennsylvania Health Services,
            Ser. 1996-C,
            (SPA: Credit Suisse First Boston),
            3.50%, VRDN................................     1,600,000
    800,000 Waynesburg College, Ser. A8, (LOC: PNC Bank
            N.A.),
            3.60%, VRDN................................       800,000
    955,000 Pennsylvania State Housing Finance Agency,
             Putable Floating Tax-Exempt Receipts PT-
             119A,
             3.78%, VRDN (a)...........................       955,000
  2,100,000 Philadelphia TRANs GO, Ser. A,
             4.25%, 6/30/99............................     2,111,354
    500,000 Philadelphia, Airport RB, MSTR, SG 118,
             (SPA: Societe Generale & Ins. by FGIC),
             3.80%, VRDN (a)...........................       500,000
  1,100,000 Philadelphia, Hospital and Higher Education
             Facilities Authority RB, Children's
             Hospital Project, Ser. A,
             (SPA: Morgan Guaranty Trust),
             3.75%, VRDN...............................     1,100,000
  2,000,000 Philadelphia, School District,
             Putable Floating Tax-Exempt Receipts
             PA-151,
             3.78%, VRDN (a)...........................     2,000,000
  3,000,000 Pittsburgh, Putable Floating Tax-Exempt
             Receipts, SG 71,
             (SPA: Societe Generale & Ins. by FGIC),
             3.70%, VRDN (a)...........................     3,000,000
  1,455,000 Quakertown, General Authority RB, Pooled
             Financing Program, Ser. A,
             (LOC: PNC Bank N.A.),
             3.55%, VRDN...............................     1,455,000
            Schuylkill County, IDA Resource Recovery
             RB:
  1,000,000 Gilberton Power Project,
            (LOC: Mellon Bank N.A.),
            3.50%, VRDN................................     1,000,000
  4,300,000 Northeastern Power Co., Ser. A,
            (LOC: Credit Local de France),
            3.70%, VRDN................................     4,300,000
    530,000 Sharon, Regional Health Systems RB,
             (Ins. by MBIA),
             4.00%, 12/1/98............................       530,508
  1,250,000 York County, Solid Waste and Refuse
             Authority RB, (Ins. by FGIC),
             4.75%, 12/1/98............................     1,253,728
                                                          -----------

            TOTAL INVESTMENTS -
             (COST $81,857,734)...........................    99.7%   81,857,734
            OTHER ASSETS AND
             LIABILITIES - NET............................     0.3       242,559
                                                             -----   -----------
            NET ASSETS - .................................   100.0%  $82,100,293
                                                             =====   ===========

                                   EVERGREEN
                   Pennsylvania Municipal Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.

SUMMARY OF ABBREVIATIONS:
ACES  Adjustable Convertible Extendable Security
AMBAC American Municipal Bond Assurance Corp.
FGIC  Financial Guaranty Insurance Co.
FSA   Financial Security Assurance Inc.
GO    General Obligation
IDA   Industrial Development Authority
IDR   Industrial Development Revenue
LIQ   Liquidity Facility
LOC   Letter of Credit
MBIA  Municipal Bond Investors Assurance Corp.
MSTR  Municipal Securities Trust Receipt
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
SLMA  Student Loan Marketing Association
SPA   Securities Purchase Agreement
TECP  Tax Exempt Commercial Paper
TRAN  Tax Revenue Anticipation Note
VRDN  Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 1998.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstance, provide for repayment of princi-pal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agree-ments; and third party insurance (i.e. AMBAC, FGIC, and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Ex-change Commission under Rule 2a-7 which was designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Treasury Money Market Fund

                            SCHEDULE OF INVESTMENTS
                           July 31, 1998 (Unaudited)

  Principal
    Amount                                                            Value

 U.S. TREASURY STRIPS - 0.5% (COST $19,957,842)
 $ 20,000,000 (Effective yield 6.125%)#
               0.00%, 8/15/98..................................   $   19,957,842
                                                                  --------------
 U.S. TREASURY NOTES - 21.7%
  133,000,000 4.75% - 6.125%, 8/31/98+.........................      132,975,264
   65,000,000 4.75% - 6.00%, 9/30/98+..........................       65,017,346
  135,000,000 5.125% - 5.75%, 12/31/98+........................      134,815,355
   15,000,000 5.50%, 11/15/98..................................       14,989,993
   15,000,000 5.625%, 11/30/98.................................       14,994,486
   10,000,000 5.875%, 8/15/98..................................       10,000,325
   60,000,000 5.875%, 10/31/98+................................       60,024,489
   15,000,000 5.875%, 1/31/99..................................       15,022,371
  125,000,000 5.875% - 6.875%, 8/31/99.........................      126,277,040
  250,000,000 6.25%, 3/31/99...................................      251,142,346
   50,000,000 6.375%, 4/30/99..................................       50,275,034
   25,000,000 6.375%, 5/15/99..................................       25,141,660
                                                                  --------------
              Total U.S. Treasury Notes
               (cost $900,675,709).............................      900,675,709
                                                                  --------------
 REPURCHASE AGREEMENTS - 87.8%*
  200,000,000 ABN Amro, Inc.,
               5.63%, dated 6/30/98, due 8/3/98 (1)............      200,000,000
  200,000,000 Barclays Bank, PLC,
               5.63%, dated 2/27/98, due 8/3/98 (2)............      200,000,000
  200,000,000 Credit Suisse First Boston Corp.,
               5.60%, dated 2/27/98, due 8/3/98 (3)............      200,000,000
  200,000,000 Dean Witter Reynolds, Inc.,
               5.61%, dated 2/27/98, due 8/3/98 (4)............      200,000,000
   60,450,000 Dean Witter Reynolds, Inc.,
               5.44%, dated 5/22/98, due 8/31/98 (18)**........       60,450,000
   50,125,000 Dean Witter Reynolds, Inc.,
               5.43%, dated 5/22/98, due 9/30/98 (19)**........       50,125,000
   75,093,750 Dean Witter Reynolds, Inc.,
               5.48%, dated 5/22/98, due 12/31/98 (20)**.......       75,093,750
  200,000,000 Deutsche Bank GC,
               5.54%, dated 2/27/98, due 8/3/98 (5)............      200,000,000
   55,568,750 Dresdner Bank AG,
               5.45%, dated 5/22/98, due 8/3/98 (6)............       55,568,750
  200,000,000 Dresdner Bank AG,
               5.60%, dated 2/27/98, due
               8/3/98 (7)**....................................      200,000,000
   58,435,000 Dresdner Bank AG,
               5.44%, dated 5/22/98, due 8/31/98 (17)**........       58,435,000
   60,662,500 Dresdner Bank AG,
               5.48%, dated 5/22/98, due 11/2/98 (6)...........       60,662,500
   60,287,500 Dresdner Bank AG,
               5.46%, dated 5/22/98, due 12/31/98 (6)..........       60,287,500
   10,262,500 Dresdner Bank AG,
               5.45%, dated 5/22/98, due 8/3/98 (6)............       10,262,500
  100,000,000 Goldman Sachs & Co.,
               5.64%, dated 2/27/98, due 8/3/98 (8)............      100,000,000
  200,000,000 HSBC Securities, Inc.,
               5.63%, dated 2/27/98, due 8/3/98 (9)............      200,000,000
  200,000,000 J.P. Morgan,
               5.62%, dated 2/27/98, due 8/3/98 (10)...........      200,000,000
   82,714,482 Lehman Brothers, Inc.,
               5.60%, dated 1/29/98, due 8/3/98 (11)...........       82,714,482
  150,000,000 Merrill Lynch, Pierce, Fenner & Smith Inc.,
               5.60%, dated 2/27/98, due 8/3/98 (12)...........      150,000,000
  100,000,000 NationsBank, Charlotte, NC,
               5.62%, dated 2/27/98, due 8/3/98 (13)...........      100,000,000
  500,000,000 Salomon Smith Barney, Inc.,
               5.65%, dated 6/30/98, due 8/3/98 (14)...........      500,000,000
  170,000,000 Societe Generale,
               5.63%, dated 7/8/98, due
               8/3/98 (15).....................................      170,000,000
  500,000,000 Union Bank Switzerland, Inc.,
               5.62%, dated 2/27/98, due
               8/3/98 (16).....................................      500,000,000
                                                                  --------------
              Total Repurchase Agreements
               (cost $3,633,599,482)...........................    3,633,599,482
                                                                  --------------
    Shares                                                           Value
 MUTUAL FUND SHARES - 0.3% (COST $11,059,162)
   11,059,162 Fidelity Institutional Cash Portfolio Treasury
               Class 1........................................       11,059,162
                                                                 --------------

              TOTAL INVESTMENTS -
               (COST $4,565,292,195)...................   110.3%  4,565,292,195
              OTHER ASSETS AND
               LIABILITIES - NET.......................   (10.3)   (426,934,644)
                                                          -----  --------------
              NET ASSETS - ............................   100.0% $4,138,357,551
                                                          =====  ==============

                                   EVERGREEN
                          Treasury Money Market Fund

                       SCHEDULE OF INVESTMENTS(continued)
                           July 31, 1998 (Unaudited)

 **  Represents collateral received for securities on loan.
  +  A portion of these securities are on loan (see Note 3).
  # Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
  *  Collateralized by:
 (1) $398,340,000 U.S. Treasury Notes, 8/15/14 to 11/15/10; value including ac-
     crued interest--$300,000,459.
 (2) $233,194,000 U.S. Treasury STRIPS, 8/15/15 to 5/15/21; value including ac-crued interest--$204,000,630.
 (3) $198,435,000 U.S. Treasury Notes, 6.25% to 7.125%, 5/31/99 to 9/30/99;
     value including accrued interest--$205,942,635.
 (4) $185,129,500 U.S. Treasury STRIPS, 2/15/99 to 2/15/27; value including ac-crued interest--$52,716,560, $115,034,000 U.S. Treasury Bills, 1/22/99 to
     7/22/99; value including accrued interest--$109,559,968, $8,539,000 U.S.
     Treasury Bonds, 13.25%, 05/15/14; value including accrued interest-- $13,613,855 and $24,180,000 U.S. Treasury Notes, 5.75%, 10/31/00 to
     11/15/00; value including accrued interest--$24,110,620.
 (5) $129,797,000 U.S. Treasury Bond, 8/15/15; value including accrued inter-est--$204,000,825.
 (6) $10,830,000 U.S. Treasury Bonds, 11.125% to 13.25%, 11/15/03 to 5/15/14;
     value including accrued interest--$17,258,629, $103,510,000 GNMA, 6.50% to 7.00%, 2/20/24 to 10/20/27; value including accrued interest--$70,611,686,
     $179,790,000 U.S. Treasury Notes, 5.375% to 7.125%, 9/30/99 to 3/31/01;
     value including accrued interest--$185,204,348.
 (7) $127,296,000 U.S. Treasury Bills, 7/22/99 to 1/28/99; value including ac-
     crued interest--$133,166,851, $64,214,000 U.S. Treasury Notes, 8.87% to
     10.75%, 2/15/19 to 05/15/03; value including accrued interest--
     $70,839,504.
 (8) $98,812,000 U.S. Treasury Notes, 5.64%, 2/15/00; value including accrued interest--$102,000,526.
 (9) $178,322,000 U.S. Treasury Notes, 4.75% to 8.12%, 10/31/98 to 8/15/19;
     value including accrued interest--$204,000,013.
(10) $5,437,000 U.S. Treasury Bonds,10.75%, 5/15/03; value including accrued interest--$6,723,140, $76,803,000 U.S. Treasury Notes, 5.50% to 6.87%,
     5/31/00 to 7/31/99; value including accrued interest--$77,636,595.
(11) $424,890,000 U.S. Treasury Bonds, 8.12% to 10.00%, 8/15/21 to 5/15/10;
     value including accrued interest--$153,003,082.
(12) $134,304,000 U.S. Treasury Notes, 5.125% to 7.25%, 12/31/98 to 5/15/04;
     value including accrued interest--$138,333,439, $31,184,000 U.S. Treasury Bonds, 8.875%, 12/15/19; value including accrued interest--$43,767,041, $22,109,000 U.S. Treasury Bill, 10/08/98; value including accrued inter-est--$21,470,874.
(13) $100,000,000 U.S. Treasury Notes, 5.62%, 8/3/98; value including accrued interest--$100,046,833.
(14) $999,999,290 GNMA, 6.50% to 10.00%, 8/15/01 to 4/20/10; value including accrued interest--$510,001,068.
(15) $170,000,000 U.S. Treasury STRIPS, 11/15/01 to 2/15/20; value including accrued interest--$170,354,678.
(16) $3,000,000 U.S. Treasury Notes, 5.50%, 2/15/08; value including accrued interest--$3,001,568, $1,224,122 U.S. Treasury STRIPS, 5/15/05 to
     11/15/10, value including accrued interest--$497,176,271.
(17) $58,705,000 U.S. Treasury Notes, 5.625%, 11/30/00; value including accrued interest--$59,383,922, $315,000 U.S. Treasury Notes, 6.375%, 3/31/01;
     value including accrued interest--$328,192.
(18) $153,986,083 U.S. Treasury STRIPS, 8/15/98 to 11/15/26; value including accrued interest--$60,474,036.
(19) $112,692,810 U.S. Treasury STRIPS, 8/15/98 to 11/15/27; value including accrued interest--$50,125,615.
(20) $18,576,519 U.S. Treasury STRIPS, 2/15/01 to 8/15/22; value including ac-crued interest--$10,839,294, $87,183,117 GNMA 5.00% to 10.50%, 5/15/10 to
     7/15/28; value including accrued interest--$62,057,025, $2,279,000 U.S.
     Treasury Bills, 11/27/98; value including accrued interest--$2,197,532.

SUMMARY OF ABBREVIATIONS:
GNMAGovernment National Mortgage Association
STRIPSSeparately Traded Registered Interest and Principal Securities

                 See Combined Notes to Financial Statements.

                                   EVERGREEN
                              MONEY MARKETS FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                           July 31, 1998 (Unaudited)

                                MONEY         MUNICIPAL      PENNSYLVANIA      TREASURY
                                MARKET       MONEY MARKET   MUNICIPAL MONEY  MONEY MARKET
                                 FUND            FUND         MARKET FUND        FUND
------------------------------------------------------------------------------------------
 ASSETS
 Investments in
  securities.............   $5,366,623,912  $1,351,811,342    $81,857,734   $  931,692,713
 Investments in
  repurchase agreements..                0               0              0    3,633,599,482
------------------------------------------------------------------------------------------
 Investments at amortized
  cost...................    5,366,623,912   1,351,811,342     81,857,734    4,565,292,195
 Cash....................           54,298         199,364          9,126                0
 Receivable for Fund
  shares sold............       85,709,882         642,215              0        2,307,607
 Interest receivable.....       49,505,069      10,047,884        456,321       20,091,456
 Receivable for
  investments sold.......                0       5,607,498              0                0
 Prepaid expenses and
  other assets...........          290,854          56,492          3,104          141,983
------------------------------------------------------------------------------------------
  Total assets...........    5,502,184,015   1,368,364,795     82,326,285    4,587,833,241
------------------------------------------------------------------------------------------
 LIABILITIES
 Payable for Fund shares
  redeemed...............       46,848,283         636,613         20,000          551,972
 Dividends payable.......       15,056,784       1,934,506        138,465       13,171,952
 Due to related parties..        2,223,671         582,767         31,415        1,435,516
 Distribution fee
  payable................        1,014,419         141,710          3,919          770,911
 Accrued Trustees' fees
  and expenses...........          103,595          37,468          6,447          172,144
 Payable for securities
  on loan................                0               0              0      347,036,953
 Payable for investments
  purchased..............                0               0              0       86,031,250
 Accrued expenses and
  other liabilities......          821,545         177,423         25,746          304,992
------------------------------------------------------------------------------------------
  Total liabilities......       66,068,297       3,510,487        225,992      449,475,690
------------------------------------------------------------------------------------------
 NET ASSETS..............   $5,436,115,718  $1,364,854,308    $82,100,293   $4,138,357,551
------------------------------------------------------------------------------------------
 NET ASSETS REPRESENTED
  BY
 Paid-in capital.........   $5,436,942,269  $1,365,135,614    $82,110,510   $4,138,354,023
 Accumulated net realized
  gains and losses on
  investments............         (826,551)       (281,306)       (10,217)           3,528
------------------------------------------------------------------------------------------
  TOTAL NET ASSETS.......   $5,436,115,718  $1,364,854,308    $82,100,293   $4,138,357,551
------------------------------------------------------------------------------------------
 NET ASSETS CONSIST OF
 Class A.................   $3,822,603,484  $  775,506,983    $49,680,373   $2,978,788,473
 Class B.................       53,481,342              --             --               --
 Class C.................        6,860,564              --             --               --
 Class Y.................    1,553,170,328     589,347,325     32,419,920    1,159,569,078
------------------------------------------------------------------------------------------
                            $5,436,115,718  $1,364,854,308    $82,100,293   $4,138,357,551
------------------------------------------------------------------------------------------
 SHARES OUTSTANDING
 Class A.................    3,822,994,785     775,643,709     49,682,151    2,978,979,068
 Class B.................       53,485,654              --             --               --
 Class C.................        6,861,987              --             --               --
 Class Y.................    1,554,588,103     589,561,024     32,428,359    1,159,625,780
------------------------------------------------------------------------------------------
 NET ASSET VALUE PER
  SHARE
 Class A.................   $         1.00  $         1.00    $      1.00   $         1.00
------------------------------------------------------------------------------------------
 Class B.................   $         1.00              --             --               --
------------------------------------------------------------------------------------------
 Class C.................   $         1.00              --             --               --
------------------------------------------------------------------------------------------
 Class Y.................   $         1.00  $         1.00    $      1.00   $         1.00
------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              MONEY MARKETS FUNDS

                            STATEMENTS OF OPERATIONS
                   Six Months Ended July 31, 1998 (Unaudited)

                               MONEY       MUNICIPAL     PENNSYLVANIA     TREASURY
                               MARKET     MONEY MARKET  MUNICIPAL MONEY MONEY MARKET
                                FUND          FUND        MARKET FUND       FUND
------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest................   $121,069,468  $23,848,067     $1,303,392    $95,253,953
------------------------------------------------------------------------------------
 EXPENSES
 Management fee..........      9,727,312    2,930,692        143,256      5,968,350
 Distribution Plan
  expenses...............      5,327,924    1,114,717         58,438      4,252,135
 Transfer agent fees.....        908,219      151,103          3,365        281,629
 Custodian fees..........        448,150      176,453         15,325        368,679
 Shareholder reports
  expense................         86,914       54,761         14,317         76,238
 Trustees' fees and
  expenses...............         56,318       18,012            285         50,792
 Professional fees.......         34,868       21,675         10,277         23,548
 Administrative services
  fees...................              0            0         10,020        476,927
 Other...................        473,648       60,730          7,069         68,868
 Fee waivers.............              0            0        (47,275)             0
------------------------------------------------------------------------------------
  Total expenses.........     17,063,353    4,528,143        215,077     11,567,166
 Less: Indirectly paid
  expenses...............        (34,854)     (12,596)        (3,088)       (31,932)
------------------------------------------------------------------------------------
  Net expenses...........     17,028,499    4,515,547        211,989     11,535,234
------------------------------------------------------------------------------------
 NET INVESTMENT INCOME...    104,040,969   19,332,520      1,091,403     83,718,719
 Net realized gains and
  losses on investments..       (194,919)     (53,168)             0          3,528
------------------------------------------------------------------------------------
 NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............   $103,846,050  $19,279,352     $1,091,403    $83,722,247
------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              MONEY MARKETS FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                   Six Months Ended July 31, 1998 (Unaudited)

                               MONEY          MUNICIPAL      PENNSYLVANIA      TREASURY
                              MARKET        MONEY MARKET    MUNICIPAL MONEY  MONEY MARKET
                               FUND             FUND          MARKET FUND        FUND
--------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income..  $   104,040,969  $    19,332,520   $  1,091,403   $    83,718,719
 Net realized gains and
  losses on invest-
  ments.................         (194,919)         (53,168)             0             3,528
--------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............      103,846,050       19,279,352      1,091,403        83,722,247
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM
 Net investment income
 Class A................      (83,596,324)     (11,665,207)      (585,094)      (68,950,332)
 Class B................         (793,564)               0              0                 0
 Class C................          (78,486)               0              0                 0
 Class Y................      (19,572,595)      (7,667,313)      (506,309)      (14,858,739)
--------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........     (104,040,969)     (19,332,520)    (1,091,403)      (83,809,071)
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSAC-
 TIONS
 Proceeds from shares
  sold..................    5,149,768,330    1,271,142,391     92,380,791     3,580,769,454
 Proceeds from shares
  issued from acquisi-
  tion of:
 Virtus Money Market
  Fund..................      227,443,405                0              0                 0
 Virtus Tax-Free Money
  Market Fund...........                0       51,784,668              0                 0
 Virtus Treasury Money
  Market Fund...........                0                0              0       243,731,970
 CoreFund Cash Reserve..      872,363,752                0              0                 0
 CoreFund Tax-Free Re-
  serve.................                0      140,753,563              0                 0
 CoreFund Treasury Re-
  serve.................                0                0              0       687,797,346
 Proceeds from reinvest-
  ment of distribu-
  tions.................       23,973,900        6,766,171        319,097        10,867,230
 Payment for shares re-
  deemed................   (4,383,920,311)  (1,163,351,011)   (80,991,447)   (3,572,626,237)
--------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions..........    1,889,629,076      307,095,782     11,708,441       950,539,763
--------------------------------------------------------------------------------------------
  Total increase in net
   assets...............    1,889,434,157      307,042,614     11,708,441       950,452,939
NET ASSETS
 Beginning of period....    3,546,681,561    1,057,811,694     70,391,852     3,187,904,612
--------------------------------------------------------------------------------------------
 END OF PERIOD..........  $ 5,436,115,718  $ 1,364,854,308   $ 82,100,293   $ 4,138,357,551
--------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              MONEY MARKETS FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      Five Months Ended January 31, 1998*

                               MONEY         MUNICIPAL      PENNSYLVANIA      TREASURY
                              MARKET        MONEY MARKET   MUNICIPAL MONEY  MONEY MARKET
                               FUND             FUND         MARKET FUND        FUND
-------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income..  $    72,699,147  $   14,195,219   $    891,708   $    62,823,301
 Net realized gains on
  investments...........            5,356          32,649              0            40,712
-------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations...........       72,704,503      14,227,868        891,708        62,864,013
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM
 Net investment income
 Class A................      (58,870,079)     (8,830,796)      (461,218)      (51,249,555)
 Class B................         (373,680)              0              0                 0
 Class C................          (63,444)              0              0                 0
 Class K................           (3,988)              0              0                 0
 Class Y................      (13,387,956)     (5,364,423)      (430,490)      (11,573,746)
-------------------------------------------------------------------------------------------
  Total distributions to
   shareholders.........      (72,699,147)    (14,195,219)      (891,708)      (62,823,301)
-------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSAC-
 TIONS
 Proceeds from shares
  sold..................    3,567,022,048     934,299,761     72,891,344     2,512,165,806
 Proceeds from reinvest-
  ment of distribu-
  tions.................       17,805,187       5,303,116        353,402         7,304,038
 Payment for shares re-
  deemed................   (3,503,474,896)   (926,250,046)   (70,557,276)   (2,363,286,357)
-------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions..........       81,352,339      13,352,831      2,687,470       156,183,487
-------------------------------------------------------------------------------------------
  Total increase in net
   assets...............       81,357,695      13,385,480      2,687,470       156,224,199
NET ASSETS
 Beginning of period....    3,465,323,866   1,044,426,214     67,704,382     3,031,680,413
-------------------------------------------------------------------------------------------
 END OF PERIOD..........  $ 3,546,681,561  $1,057,811,694   $ 70,391,852   $ 3,187,904,612
-------------------------------------------------------------------------------------------
Undistributed net in-
 vestment income........  $             0  $            0   $          0   $        90,352
-------------------------------------------------------------------------------------------

* The Funds changed their fiscal year end from August 31 to January 31 during the period.

                           Year Ended August 31, 1997

                               MONEY          MUNICIPAL      PENNSYLVANIA      TREASURY
                              MARKET        MONEY MARKET    MUNICIPAL MONEY  MONEY MARKET
                               FUND             FUND          MARKET FUND        FUND
--------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income..  $   139,056,319  $    37,023,232   $   2,105,384  $   148,244,069
 Net realized gains and
  losses on invest-
  ments.................          (85,308)          (2,907)              0                0
--------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............      138,971,011       37,020,325       2,105,384      148,244,069
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM
 Net investment income
 Class A................     (101,255,910)     (20,900,359)       (905,311)    (114,457,775)
 Class B................         (509,494)               0               0                0
 Class C................          (17,908)               0               0                0
 Class K................           (2,220)               0               0                0
 Class Y................      (37,268,232)     (16,122,873)     (1,203,873)     (33,786,294)
--------------------------------------------------------------------------------------------
  Total distributions to
   shareholders.........     (139,053,764)     (37,023,232)     (2,109,184)    (148,244,069)
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSAC-
 TIONS
 Proceeds from shares
  sold..................    8,940,579,510    2,604,375,798     127,715,297    6,954,597,959
 Proceeds from shares
  issued from
  acquisition of
  Keystone Liquid
  Trust.................      163,579,564                0               0                0
 Proceeds from reinvest-
  ment of distribu-
  tions.................       38,314,180       14,787,888       1,021,288       19,627,202
 Payment for shares re-
  deemed................   (8,113,736,002)  (2,852,083,788)   (131,543,821)  (7,310,208,436)
--------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....    1,028,737,252     (232,920,102)     (2,807,236)    (335,983,275)
--------------------------------------------------------------------------------------------
  Total increase in net
   assets...............    1,028,654,499     (232,923,009)     (2,811,036)    (335,983,275)
NET ASSETS
 Beginning of period....    2,436,669,367    1,277,349,223      70,515,418    3,367,663,688
--------------------------------------------------------------------------------------------
 END OF PERIOD..........  $ 3,465,323,866  $ 1,044,426,214   $  67,704,382  $ 3,031,680,413
--------------------------------------------------------------------------------------------
Undistributed net in-
 vestment income........  $         2,555  $             0   $           0  $        49,640
--------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

               COMBINED NOTES TO FINANCIAL STATEMENTS(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Evergreen Money Market Funds (the "Funds") consist of the Evergreen Money Market Fund ("Money Market Fund"), Evergreen Municipal Money Market Fund ("Mu-nicipal Money Market Fund"), Evergreen Pennsylvania Municipal Money Market Fund ("Pennsylvania Municipal Money Market Fund") and Evergreen Treasury Money Mar-ket Fund ("Treasury Money Market Fund"), known collectively as the "Funds". Each Fund is a series of Evergreen Money Market Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open end man-agement investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Each Fund offers Class A and Class Y shares. In addition, the Money Market Fund offers Class B and Class C shares. Class A shares are sold at net asset value without a front-end sales charge but pay distribution fees. Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemp-tion and decreases depending on how long the shares have been held. Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Prior to January 16, 1998, Class K shares were offered by the Money Market Fund. On January 16, 1998, Class K shares were converted to Class B shares of the Money Market Fund. Class Y shares are not subject to any sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corpora-tion ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium.

B. REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securi-ties pledged falls below the carrying value of the repurchase agreement, in-cluding accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. SECURITIES LENDING
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. Each Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or United States Government securi-ties that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income ac-cruing thereon, and a Fund may invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. FEDERAL TAXES
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax- exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. DISTRIBUTIONS
Distributions from net investment income for each Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

G. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

2. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of $0.001 par value shares of beneficial in-terest authorized. The shares are divided into classes which are designated Class A and Class Y shares. In addition, the Money Market Fund offers Class B and Class C shares. Transactions in shares of beneficial interest (valued at $1.00 per share) of the Funds were as follows:

Money Market Fund

                                 Six Months      Five Months         Year
                                   Ended            Ended            Ended
                               July 31, 1998   January 31, 1998 August 31, 1997
-------------------------------------------------------------------------------
CLASS A
Shares sold..................   3,204,752,158    2,143,096,717   4,913,816,942
Shares issued in acquisition
 of:
 CoreFund Cash Reserve.......      78,077,775                0               0
 Virtus Money Market Fund....      47,782,010                0               0
 Keystone Liquid Trust.......               0                0     151,861,145
Shares issued in reinvestment
 of distributions............      15,988,231       11,138,399      19,783,898
Shares redeemed..............  (2,433,336,289)  (2,047,246,823) (4,037,993,646)
-------------------------------------------------------------------------------
Net increase.................     913,263,885      106,988,293   1,047,468,339
-------------------------------------------------------------------------------
CLASS B
Shares sold..................     138,987,580       33,697,484      22,383,686
Shares issued in acquisition
 of:
 CoreFund Cash Reserve.......          91,326                0               0
 Keystone Liquid Trust.......               0                0       7,303,582
Shares issued in the conver-
 sion of Class K shares......               0           74,271               0
Shares issued in reinvestment
 of distributions............         678,156          314,550         442,030
Shares redeemed..............    (111,327,027)     (31,906,139)    (17,471,935)
-------------------------------------------------------------------------------
Net increase.................      28,430,035        2,180,166      12,657,363
-------------------------------------------------------------------------------

                                                              August 1, 1997
                             Six Months     Five Months      (Commencement of
                                Ended          Ended       Class Operations) to
                            July 31, 1998 January 31, 1998   August 31, 1997
-------------------------------------------------------------------------------
CLASS C
Shares sold...............   12,720,034       5,355,264         1,309,779
Shares issued in acquisi-
 tion of Keystone Liquid
 Trust....................            0               0         4,493,120
Shares issued in reinvest-
 ment of distributions....       66,648          51,687            16,706
Shares redeemed...........   (7,954,847)     (8,464,881)         (731,523)
-------------------------------------------------------------------------------
Net increase (decrease)...    4,831,835      (3,057,930)        5,088,082
-------------------------------------------------------------------------------

                                                              August 1, 1997
                                            Five Months      (Commencement of
                                               Ended       Class Operations) to
                                          January 31, 1998   August 31, 1997
-------------------------------------------------------------------------------
CLASS K
Shares sold.............................      1,258,327          156,690
Shares converted to Class B shares......        (74,271)               0
Shares issued in reinvestment of distri-
 butions................................          1,841              208
Shares redeemed.........................     (1,291,309)         (51,486)
-------------------------------------------------------------------------------
Net increase (decrease).................       (105,412)         105,412
-------------------------------------------------------------------------------

                                 Six Months      Five Months         Year
                                   Ended            Ended            Ended
                               July 31, 1998   January 31, 1998 August 31, 1997
-------------------------------------------------------------------------------
CLASS Y
Shares sold..................   1,793,308,558    1,383,614,256   4,002,912,413
Shares issued in acquisition
 of:
 CoreFund Cash Reserve.......     794,989,126                0               0
 Virtus Money Market Fund....     179,784,370                0               0
Shares issued in reinvestment
 of distributions............       7,240,865        6,298,710      18,071,338
Shares redeemed..............  (1,831,302,148)  (1,414,565,744) (4,057,487,412)
-------------------------------------------------------------------------------
Net increase (decrease)......     944,020,771      (24,652,778)    (36,503,661)
-------------------------------------------------------------------------------

Municipal Money Market Fund

                                Six Months      Five Months         Year
                                   Ended           Ended            Ended
                               July 31, 1998  January 31, 1998 August 31, 1997
------------------------------------------------------------------------------
CLASS A
Shares sold...................  621,367,019      481,665,658    1,491,746,339
Shares issued in acquisition
 of CoreFund Tax-Free Re-
 serve........................   17,909,419                0                0
Shares issued in reinvestment
 of distributions.............    1,608,605        1,156,331        3,081,550
Shares redeemed............... (537,094,954)    (477,834,788)  (1,488,596,189)
------------------------------------------------------------------------------
Net increase..................  103,790,089        4,987,201        6,231,700
------------------------------------------------------------------------------
CLASS Y
Shares sold...................  649,775,372      452,634,103    1,112,629,458
Shares issued in acquisition
 of:
 CoreFund Tax-Free Reserve....  122,945,815                0                0
 Virtus Tax Free Money Market
  Fund........................   51,790,982                0                0
Shares issued in reinvestment
 of distributions.............    5,157,566        4,146,785       11,706,339
Shares redeemed............... (626,256,057)    (448,415,258)  (1,363,487,668)
------------------------------------------------------------------------------
Net increase (decrease).......  203,413,678        8,365,630     (239,151,871)
------------------------------------------------------------------------------

Pennsylvania Municipal Money Market Fund

                                 Six Months      Five Months         Year
                                   Ended            Ended            Ended
                               July 31, 1998   January 31, 1998 August 31, 1997
-------------------------------------------------------------------------------
CLASS A
Shares sold..................      55,444,697       53,496,270      84,061,251
Shares issued in reinvestment
 of distributions............          57,500           60,103         196,984
Shares redeemed..............     (42,937,487)     (52,168,806)    (70,724,545)
-------------------------------------------------------------------------------
Net increase.................      12,564,710        1,387,567      13,533,690
-------------------------------------------------------------------------------
CLASS Y
Shares sold..................      36,936,094       19,395,074      43,654,046
Shares issued in reinvestment
 of distributions............         261,597          293,299         824,304
Shares redeemed..............     (38,053,960)     (18,388,470)    (60,819,276)
-------------------------------------------------------------------------------
Net increase (decrease)......        (856,269)       1,299,903     (16,340,926)
-------------------------------------------------------------------------------

Treasury Money Market Fund

                                 Six Months      Five Months         Year
                                   Ended            Ended            Ended
                               July 31, 1998   January 31, 1998 August 31, 1997
-------------------------------------------------------------------------------
CLASS A
Shares sold..................   2,782,199,286    1,939,261,773   4,767,671,119
Shares issued in acquisition
 of:
 CoreFund Treasury Reserve...      22,113,282                0               0
 Virtus Treasury Money Market
  Fund.......................      85,936,814                0               0
Shares issued in reinvestment
 of distributions............       9,009,938        5,981,255      16,715,941
Shares redeemed..............  (2,536,599,886)  (1,813,656,225) (4,907,328,690)
-------------------------------------------------------------------------------
Net increase (decrease)......     362,659,434      131,586,803    (122,941,630)
-------------------------------------------------------------------------------
CLASS Y
Shares sold..................     798,570,168      572,904,033   2,186,926,840
Shares issued in acquisition
 of:
 CoreFund Treasury Reserve...     665,722,969                0               0
 Virtus Treasury Money Market
  Fund.......................     157,990,525                0               0
Shares issued in reinvestment
 of distributions............       1,857,292        1,322,783       2,911,261
Shares redeemed..............  (1,036,026,351)    (549,630,132) (2,402,879,746)
-------------------------------------------------------------------------------
Net increase (decrease)......     588,114,603       24,596,684    (213,041,645)
-------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

The Treasury Money Market Fund loaned securities during the six months ended July 31, 1998 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. The Fund received cash as collat-eral against the loaned securities in an amount at least equal to 100% of the market value of the loaned securities at the inception of each loan. The Fund monitors the adequacy of the collateral daily and will require the broker to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. At July 31, 1998, the value of securities on loan and the value of collateral amounted to $344,773,398 and $347,122,544, respectively. During the six months ended July 31, 1998, the Fund earned $143,239 in income from securities lending transac-tions.

As of January 31, 1998, the Money Market Fund, Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund had capital loss carryovers for federal income tax purposes as follows:

                                             Expiration
                          ------------------------------------------------
                            2001    2002    2003    2004    2005    2006
                          ------------------------------------------------
        Money Market
         Fund...........        --     -- $517,000      -- $33,000 $82,000
        Municipal Money
         Market Fund....  $147,000     --   16,000 $65,000      --      --
        Pennsylvania
         Municipal Money
         Market Fund....        -- $4,000    6,000      --      --      --

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as the principal underwriter to the Funds. The Funds have adopted Distribution Plans (the "Plans") for their Class A shares, Class B shares and Class C shares pursuant to Rule 12b-1 under the 1940 Act. The Plans permit each Fund to reimburse its principal underwriter for costs re-lated to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-deal-ers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Distribution Plan expenses are calculated daily and paid monthly.

Under the terms of the Plans, the Funds may incur distribution-related and shareholder servicing expenses which may not exceed 0.75% for Class A shares of the Money Market Fund and Municipal Money Market Fund and 0.35% for Class A shares of the Pennsylvania Municipal Money Market and Treasury Money Market Funds. The payments for Class A shares for each Fund are voluntarily limited to 0.30% of average daily net assets.

The Money Market Fund may incur distribution-related and shareholder servicing expenses which may not exceed an annual fee of 1.00% of average daily net as-sets for its Class B and Class C shares.

EDI has entered into a Shareholder Services Agreement with First Union Broker-age Services ("FUBS"), an affiliate of First Union, whereby EDI will compensate FUBS for certain services provided to shareholders and/or maintenance of share-holder accounts relating to Money Market Fund's Class B shares. EDI paid $13,304 to FUBS during the six months ended July 31, 1998 under the shareholder services agreement.

During the six months ended July 31, 1998, amounts paid to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                    Amount accrued        Amount waived
                              --------------------------- -------------
                               Class A   Class B  Class C    Class A
                              -----------------------------------------
         Money Market Fund..  $5,123,945 $185,226 $18,753         --
         Municipal Money
          Market Fund.......   1,114,717       --      --         --
         Pennsylvania
          Municipal Money
          Market Fund.......      58,438       --      --    $38,959
         Treasury Money
          Market Fund.......   4,252,135       --      --         --

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of First Union, is the investment adviser for the Money Market Fund and the Mu-nicipal Money Market Fund. In return for providing investment management and administrative services to the Funds, the Funds pay Evergreen Asset a manage-ment fee that is calculated daily and paid monthly. The management fee is com-puted by applying percentage rates, starting at 0.50% and declining to 0.45% per annum as net assets increase, to the average daily net asset value of each Fund.

The Capital Management Group ("CMG") of First Union National Bank of North Car-olina ("FUNB"), a subsidiary of First Union, serves as the investment adviser to the Pennsylvania Municipal Money Market Fund and the Treasury Money Market Fund. In return for providing investment management and administrative services to the Funds, the Funds pay CMG a management fee that is calculated daily and paid monthly. For the Pennsylvania Municipal Money Market Fund, the management fee is calculated by applying percentage rates, starting at 0.40% and declining to 0.28% per annum as net assets increase, to the average daily net asset value of the Pennsylvania Municipal Money Market Fund. CMG is entitled to an annual fee of 0.35% of the average daily net asset value of the Treasury Money Market Fund.

During the six months ended July 31, 1998, the Pennsylvania Municipal Money Market Fund voluntarily waived management fees of $8,316. The investment ad-viser can modify or discontinue these voluntary waivers and reimbursements at any time.

Lieber & Company, an affiliate of First Union, is the investment sub-adviser to the Money Market and Municipal Money Market Funds. Lieber & Company is reim-bursed by Evergreen Asset, at no additional expense to the Money Market and Mu-nicipal Money Market Funds, for its cost of providing sub-investment advisory services.

Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, serves as the administrator for each Fund.

The administrator and sub-administrator for the Pennsylvania Municipal Money Market and Treasury Money Market Funds are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Pennsylvania Municipal Money Market and Treasury Money Market Funds. The sub-administration fee is calculated by applying per-centage rates, which start at 0.01% and decline to 0.004% as net assets in-crease, to the average daily net asset value of the Pennsylvania Municipal Money Market and Treasury Money Market Funds.

For the Money Market and Municipal Money Market Funds the administration and sub-administration fees are paid by Evergreen Asset and are not fund expenses.

During the six months ended July 31, 1998, the Pennsylvania Municipal Money Market and Treasury Money Market Funds paid or accrued $9,827 and $383,824, re-spectively, to EIS for certain administrative services.

Evergreen Service Company ("ESC"), a wholly-owned subsidiary of FUNB, serves as transfer and dividend disbursing agent for the Funds. For certain accounts of the Money Market and the Treasury Money Market Funds, First Union had been sub-contracted to maintain shareholder sub-account records, take fund purchase and redemption orders and answer inquiries. For each account of the Funds, First Union earned a fee which aggregated as follows for the six months ended July 31, 1998:

         Money Market Fund........................................ $26,801
         Treasury Money Market Fund...............................  63,561

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BISYS provides the officers of the Funds.

6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

8. ACQUISITION INFORMATION

Effective July 27, 1998, the Funds noted below acquired substantially all the assets and assumed the liabilities of the following management investment com-panies through non-taxable exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                          Class of       Value of
                                                           Shares       Net Assets
         Acquired Fund          Acquiring Fund           Exchanged       Acquired
         --------------------------------------------------------------------------
         CoreFund Cash
          Reserve.......  Money Market Fund           Class A, B and Y $872,363,752
         CoreFund Tax-
          Free Reserve..  Municipal Money Market Fund Class A and Y     140,753,563
         CoreFund
          Treasury
          Reserve.......  Treasury Money Market Fund  Class A, B and Y  687,797,346

On July 27, 1998, the aggregate net assets of the Money Market, Municipal Money Market and Treasury Money Market Funds immediately after the acquisitions were $5,486,371,538, $1,362,080,503 and $4,203,181,670, respectively.

Effective March 2, 1998, the Funds noted below acquired substantially all the assets and assumed the liabilities of the following management investment com-panies through non-taxable exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                        Class of      Value of
                                                         Shares      Net Assets
          Acquired Fund         Acquiring Fund          Exchanged     Acquired
          ----------------------------------------------------------------------
         Virtus Money
          Market Fund...  Money Market Fund           Class A and Y $227,443,405
         Virtus Tax-Free
          Money Market
          Fund..........  Municipal Money Market Fund Class Y         51,784,668
         Virtus Treasury
          Money Market
          Fund..........  Treasury Money Market Fund  Class A and Y  243,731,970

On March 2, 1998, the aggregate net assets of the Money Market, Municipal Money Market and Treasury Money Market Funds immediately after the acquisitions were $3,972,178,894, $1,236,483,220 and $3,473,282,398, respectively.

In addition, effective August 1, 1997, the Money Market Fund acquired substan-tially all the assets and assumed the liabilities of Keystone Liquid Trust in exchange for Class A, Class B and Class C Shares of the Money Market Fund. The acquisition was accomplished by a tax-free exchange of the respective shares of the Money Market Fund for the net assets of the Keystone Liquid Trust. The net assets acquired, valued at $1 per share, amounted to $163,579,564. The aggre-gate net assets of the Money Market Fund immediately after the acquisition was $3,202,817,920.

9. FINANCING AGREEMENT

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of banks (the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for tempo-rary or emergency purposes only and is subject to each Fund's borrowing re-strictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as ad-ministrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the six months ended July 31, 1998, the Funds had no borrowings under the agreement.

10. CONCENTRATION OF CREDIT RISK

The Pennsylvania Municipal Money Market Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more af-fected by economic and political developments in that state or region than would be a comparable general tax-exempt money market fund.

                                 Evergreen Funds


Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
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Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
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Virginia Municipal Bond Fund


Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
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Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

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800.247.4075

www.evergreenfunds.com


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